UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2018

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

Rational Dividend Capture Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since 1/2/2014(a)
Class A	(0.10)%	(1.45)%	3.46%	5.40%	N/A
Class A with load	(4.85)%	(6.13)%	2.46%	4.88%	N/A
Class C	(0.34)%	(1.93)%	N/A	N/A	1.53%
Institutional Class	0.04%	(1.18)%	3.72%	5.66%	N/A
S&P 500 Total Return Index (b)	2.65%	14.37%	13.42%	10.17%	11.48%
S&P 500/Citigroup Value Total Return Index (c)	(2.22)%	7.58%	10.45%	8.44%	8.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 1.40% for Institutional Class shares, 1.64% for A shares and 2.40% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is January 2, 2014 for Class C and the Benchmarks.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(c)	The S&P 500/Citigroup Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	14.8%
REITs	10.9%
Pharmaceuticals	10.3%
Banks	7.5%
Equity Funds	6.6%
Telecommunications	6.5%
Retail	3.8%
Food	3.6%
Diversified Financial Services	3.4%
Pipelines	2.7%
Other/Short-Term Investments	29.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Risk Managed Emerging Markets Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 12/30/2009(a)	Since 5/31/2016(b)
Class A	(9.00)%	3.10%	5.32%	3.26%	N/A
Class A with load	(13.32)%	(1.73)%	4.30%	2.67%	N/A
Class C	(9.24)%	2.50%	N/A	N/A	7.99%
Institutional Class	(8.80)%	3.39%	5.58%	3.54%	N/A
MSCI Emerging Markets Index (c)	6.66%	8.20%	5.01%	3.47%	N/A

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 3.00% for Institutional Class shares, 3.29% for A shares and 4.00% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 30, 2009 for Class A, Institutional Class and the Benchmark.

(b)	Inception date is May 31, 2016 for Class C and the Benchmark.

(c)	The MSCI Emerging Markets Index consists of 23 countries representing 10% of world market capitalization. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 23 countries. it is not possible to invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Banks	15.8%
Retail	8.1%
Oil & Gas	7.6%
Diversified Financial Services	6.6%
Lodging	4.3%
Electric	4.3%
Holding Companies - Diversified	3.8%
Insurance	3.4%
Healthcare-Services	3.1%
Food	2.7%
Other/Short-Term Investments	40.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Hedged Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 5/31/2016(a)
Class A	3.77%	17.58%	(1.33)%	(4.87)%	N/A
Class A with load	(1.13)%	12.08%	(2.27)%	(5.33)%	N/A
Class C	3.36%	16.97%	N/A	N/A	5.75%
Institutional Class	4.01%	18.08%	(1.22)%	(4.70)%	N/A
S&P 500 Total Return Index (b)	2.65%	14.37%	13.42%	10.17%	15.58%
S&P Goldman Sachs Commodity Index (c)	10.36%	30.04%	(9.41)%	(12.36)%	8.46%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 5.20% for Institutional Class shares, 5.45% for A shares and 6.20% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is May 31, 2016 for Class C and the Benchmark.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(c)	The S&P Goldman Sachs Commodity Index® (“S&P GSCI”) measures general price movements and inflation in the world economy. The S&P GSCI is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Top Holdings by Industry ^	% of Net Assets
Short-Term Investments	21.2%
Other/Short-term Investments	78.8%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since 1/2/2014(a)
Class A	8.10%	22.70%	7.28%	7.59%	N/A
Class A with load	3.09%	16.69%	6.25%	7.07%	N/A
Class C	7.52%	21.71%	N/A	N/A	3.67%
Institutional Class	8.02%	22.88%	7.56%	7.86%	N/A
S&P 500 Index Total Return (b)	2.65%	14.37%	13.42%	10.17%	11.48%
S&P 400 Index Total Return (c)	3.49%	13.50%	12.69%	10.17%	10.57%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 1.69% for Institutional Class shares, 1.94% for A shares and 2.69% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is January 2, 2014 for Class C and corresponding Benchmark.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(c)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing major industries in the mid-range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Retail	16.7%
Internet	11.2%
Software	8.9%
Airlines	6.9%
Beverages	6.1%
Food	5.9%
Healthcare-Services	5.7%
Pharmaceuticals	4.2%
Diversified Financial Services	3.8%
Lodging	3.4%
Other/Short-Term Investments	27.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 7/30/2009(a)	Since 5/31/2016(b)
Class A	0.50%	7.20%	5.65%	6.43%	N/A
Class A with load	(4.26)%	2.10%	4.63%	5.85%	N/A
Class C	0.13%	6.41%	N/A	N/A	7.39%
Institutional Class	0.64%	7.51%	N/A	N/A	8.46%
S&P 500 Total Return Index (c)	2.65%	14.37%	13.42%	14.41%	15.58%
BAIB Index (d)	1.10%	8.45%	9.07%	10.22%	9.49%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 1.94% for Institutional Class shares, 2.23% for A shares and 2.94% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 30, 2009 for Class A and the Benchmarks.

(b)	Inception date is May 31, 2016 for Class C, Institutional Class and the Benchmarks.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Balanced Allocation Indices Blend (“BAIB”) is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index® (“S&P 500”) (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. For additional disclosure relating to the S&P 500, please see “Additional Disclaimers” in this semi-annual shareholder report.

Top Holdings	% of Net Assets
Debt Funds - Mutual Funds	38.7%
Equity Funds - Exchange Traded Funds	26.4%
Equity Funds - Mutual Funds	21.1%
Asset Allocation Funds - Mutual Funds	13.2%
Other/Short-Term Investments	0.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Resolve Adaptive Asset Allocation Fund (Formerly Rational Dynamic Momentum)
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 9/30/2016(a)
Class A	(1.15)%	4.88%	N/A	N/A	(0.28)%
Class A with load	(6.82)%	(1.16)%	N/A	N/A	(3.61)%
Class C	(1.52)%	4.14%	N/A	N/A	(0.93)%
Institutional Class	(1.07)%	5.12%	6.43%	1.49%	N/A
BofAML 3 Month Treasury Bill (b)	0.81%	1.36%	0.42%	0.35%	1.00%
S&P 500 Total Return Index (c)	2.65%	14.37%	13.42%	10.17%	16.11%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 2.54% for Institutional Class shares, 2.95% for A shares and 3.70% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is May 31, 2016 for Class A, Class C and the Benchmarks.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an Index.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	94.6%
Other/Cash & Equivalents	5.4%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Iron Horse Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 7/7/2011(a)	Since 11/16/2011(b)	Since 4/10/2017 (c)
Class A	(3.12)%	0.92%	4.26%	4.73%	N/A	N/A
Class A with Load	(8.65)%	(4.89)%	3.03%	3.85%	N/A	N/A
Class C	(3.37)%	0.39%	N/A	N/A	N/A	1.10%
Institutional Class	(3.05)%	1.10%	4.51%	N/A	6.24%	N/A
S&P 500 Total Return Index (d)	2.65%	14.37%	13.42%	12.87%	15.03%	14.55%
CBOE S&P Buy Write Index (e)	1.78%	7.28%	8.14%	7.71%	8.39%	8.56%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2018 prospectus, the total annual operating expense are 2.32% for Institutional Class shares, 2.43% for A shares and 3.18% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is July 7, 2011.

(b)	Inception date is November 16, 2011.

(c)	Inception date is April 10, 2017

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(e)	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Top 10 Holdings by Industry ^	% of Net Assets
Pharmaceuticals	11.1%
Computers	10.7%
Banks	6.9%
Food	5.6%
Media	5.1%
Oil & Gas	5.1%
Electric	4.9%
Internet	3.7%
REITs	3.6%
Household Products/Wares	2.7%
Other/Short-Term Investments	40.6%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

Rational Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmark:

Since 4/23/2018 (a)
Class A	1.05%
Class A with load	(4.76)%
Class C	0.90%
Institutional Class	1.10%
Barclays US Intermediate Aggregate Index (b)	0.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s April 20, 2018 prospectus, the total annual operating expense are 2.26% for Institutional Class shares, 2.51% for A shares and 3.26% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is April 23, 2018.

(b)	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income, securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings	% of Net Assets
Asset Backed Securities	76.1%
REIT	0.7%
Exchange Traded Funds	0.6%
Other/Short-Term Investments	22.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational NuWave Enhanced Market Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for each of the periods ended June 30, 2018, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 3/31/2013 (a)	Since 2/28/2018 (b)
Class A	N/A	N/A	N/A	N/A	2.67%
Class A with load	N/A	N/A	N/A	N/A	(3.27)%
Class C	N/A	N/A	N/A	N/A	2.40%
Institutional Class	(3.76)%	0.44%	7.27%	7.61%	2.73%
S&P 500 Total Return Index (c)	2.65%	14.37%	13.42%	13.36%	0.81%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s March 1, 2018 prospectus, the total annual operating expense are 2.88% for Institutional Class shares, 3.13% for A shares and 3.88% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is March 31, 2013 for Institutional Class and the Benchmark.

(b)	Inception date is February 28, 2018 for Class A, Class C and the Benchmark.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry ^	% of Net Assets
Retail	6.4%
Banks	5.3%
Diversified Financial Services	4.9%
Software	4.7%
Oil & Gas	4.5%
Healthcare-Products	3.7%
Internet	3.3%
Electric	3.0%
Aerospace/Defense	2.8%
Semiconductors	2.8%
Other/Short-Term Investments	58.6%
100.0%

^   Does not include derivatives in which the Fund Invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCKS - 85.9%
	BANKS - 7.5%
43,600	Banco Santander SA ADR	$232,824
24,100	Bank of America Corp.	679,379
8,370	Citigroup, Inc.	560,120
1,310	JPMorgan Chase & Co.	136,502
8,500	US Bancorp	425,170
		2,033,995
	BEVERAGES - 2.6%
7,400	Coco-Cola Co. ADR	417,582
2,550	PepsiCo, Inc.	277,619
		695,201
	BIOTECHNOLOGY - 1.0%
1,470	Amgen, Inc.	271,347

	CHEMICALS - 2.5%
24,020	Olin Corp.	689,854

	COAL - 0.8%
11,070	Alliance Resource Partners LP	203,135

	COMPUTERS - 2.0%
3,900	International Business Machines Corp.	544,830

	COSMETICS / PERSONAL CARE - 2.1%
7,340	Procter & Gamble Co.	572,960

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
12,934	Arlington Asset Investment Corp.	133,350
11,400	Legg Mason, Inc.	395,922
113,213	Medley Management, Inc.	401,906
		931,178
	ELECTRONIC - 0.5%
126,900	MicroVision, Inc. *	142,128

	ENTERTAINMENT - 0.8%
12,765	AMC Entertainment Holdings, Inc.	202,963

	FOOD- 3.6%
7,160	Campbell Soup Co.	290,266
3,850	JM Smucker Co.	413,798
4,500	Kraft Heinz Co.	282,690
		986,754
	FOREST PRODUCTS & PAPER- 1.2%
6,210	International Paper Co.	323,417

	HOUSEHOLD PRODUCTS - 0.5%
1,390	Kimberly-Clark Corp.	146,423

	HOUSEWARES - 2.3%
24,300	Newell Brands, Inc.	626,697

	INSURANCE - 1.4%
50,590	Maiden Holdings Ltd.	392,073

	INVESTMENT COMPANIES - 12.4%
74,620	Apollo Investment Corp.	415,634
68,200	Ares Capital Corp.	1,121,890
16,930	Corporate Capital Trust, Inc.	264,446
230,760	Medley Capital Corp.	800,737
28,060	Oaktree Speciality Lending Corp.	134,127
25,700	PennantPark Floating Rate Capital Ltd.	351,062
24,760	Triangle Capital Corp.	284,740
		3,372,636
	IRON/STEEL - 1.4%
6,140	Nucor Corp.	383,750

	MEDIA - 2.0%
5,050	Walt Disney Co.	529,291

	OIL & GAS - 2.1%
88,660	Nabors Industries Ltd.	568,311

	PHARMACEUTICALS - 10.3%
11,050	Bristol-Myers Squibb Co.	611,507
7,710	Cardinal Health, Inc.	376,479
5,140	CVS Health Corp.	330,759
6,040	GlaxoSmithKline PLC	243,472
4,560	Johnson & Johnson	553,310
4,650	Merck & Co, Inc.	282,255
14,990	Roche Holding AG	414,174
		2,811,956
	PIPELINES- 1.4%
12,460	Kinder Morgan, Inc.	220,168
11,300	Summit Midstream Partners LP	174,020
		394,188

See accompanying notes to consolidated financial statements.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares					Value
	COMMON STOCKS - 85.9% (Continued)
	PRIVATE EQUITY - 0.5%
10,600	Hercules Technology Growth Cap				$134,090

	REITS - 10.9%
22,440	CBL & Associates Properties, Inc.				124,991
4,600	Gaming and Leisure Properties, Inc.				164,680
18,330	Global Medical REIT, Inc.				162,404
15,280	Independence Realty Trust, Inc.				157,537
21,680	Lexington Realty Trust				189,266
72,470	New Senior Investment Group, Inc.				548,598
6,180	Select Income REIT				138,865
7,580	Senior Housing Properties Trust				137,122
66,500	Tremon Mortgage Trust *				874,475
9,212	Uniti Group, Inc. *				184,516
22,615	Whitestone REIT				282,235
					2,964,689
	RETAIL - 3.8%
13,950	Bed Bath & Beyond, Inc.
2,020	Kohl’s Corp.				277,954
3,490	Macy’s, Inc.				147,258
2,835	Target Corp.				130,631
4,300	Walgreens Boots Alliance, Inc.				215,800
					258,064
					1,029,707
	SEMICONDUCTORS - 0.9%
4,980	Intel Corp.				247,556

	TELECOMMUNICATIONS - 6.5%
35,200	AT&T, Inc.				1,130,272
12,300	CenturyLink, Inc.				229,272
48,040	Telefonica SA				409,781
					1,769,325
	TRANSPORTATION - 1.5%
29,300	Martin Midstream Partners LP				404,340

	TOTAL COMMON STOCKS (Cost $23,795,415)				23,372,794

	EXCHANGE TRADED FUNDS - 6.6%
	EQUITY FUNDS - 6.6%
96,700	Alerian MLP ETF				976,670
6,910	SPDR Gold Shares *				819,871
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,774,077)				1,796,541

		Variable Rates	Coupon	Maturity
	PREFERRED STOCKS - 5.7%
	ELECTRIC - 1.1%
12,900	Spark Energy, Inc. **	3 Month LIBOR + 6.	8.750%	Perpetual	298,184

	INVESTMENT COMPANIES - 2.4%
13,000	B Riley Financial, Inc.		7.375%	5/31/2023	331,890
13,300	Great Elm Capital Corp.		6.750%	1/31/2025	330,904
					662,794
	PIPELINES - 1.2%
12,850	Energy Transfer Partners **	3 Month LIBOR + 4.	7.375%	Perpetual	321,121

	REAL ESTATE - 1.0%
13,900	Wheeler REIT, Inc.		8.750%	Perpetual	257,984

	TOTAL PREFERRED STOCKS (Cost -$1,533,825)				1,540,083

	SHORT-TERM INVESTMENTS - 1.1%
295,402	Federated Treasury Obligations Fund, Institutional Class, 1.77% ***				295,402
	TOTAL SHORT-TERM INVESTMENTS (Cost $295,402)				295,402

	TOTAL INVESTMENTS (Cost $27,398,719) - 99.3% (a)				$27,004,820
	OTHER ASSETS LESS LIABILITIES - 0.7%				203,609
	NET ASSETS - 100.0%				$27,208,429

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company.

REIT - Real Estate Investment Trust

*	Non-Income Producing Security.

**	Rate shown represents the rate at June 30, 2018 and is subject to change and resets quarterly.

***	Rate shown represents the rate at June 30, 2018 and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCKS - 97.2%
	AGRICULTURE - 1.6%
1,250	KT&G Corp.	$120,106

	APPAREL - 0.8%
49,000	Pou Chen Corp. *	56,894

	AUTO PARTS & EQUIPMENT - 1.9%
102,000	Weichai Power Co Ltd.	140,136

	BANKS - 15.8%
46,179	Alpha Bank AE *	102,904
2,934	Bancolombia SA - ADR	140,187
81,470	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	109,692
3,936	Bank Pekao SA *	118,472
14,359	Barclays Africa Group Ltd	166,733
81,000	CIMB Group Holdings Bhd *	109,207
149,000	Gentera SAB de CV	131,292
236,700	Krung Thai Bank PCL	119,233
39,000	Yes Bank Ltd	193,792
		1,191,512
	BEVERAGES - 1.3%
5,629	Hite Jinro Co Ltd.	99,261

	BUILDING MATERIALS - 1.2%
41,400	Duratex SA *	92,825

	CHEMICALS - 1.6%
40,900	Mexichem SAB de CV	118,168

	COMMERCIAL SERVICES - 1.0%
18,100	Cielo SA	77,290

	DISTRIBUTION.WHOLESALE - 1.5%
318,000	Li & Fung Ltd.	116,478

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
60,500	CITIC Securities Co. Ltd.	120,283
4,319	Samsung Securities Co. Ltd. *	134,811
127,041	Value Partners Group Ltd.	99,891
315,000	Yuanta Financial Holding Co. Ltd. *	143,612
		498,597
	ELECTRIC - 4.3%
5,159	CEZ AS	122,233
57,100	Cia Energetica de Minas Gerais *	106,370
21,785	Infraestructura Energetica Nova SAB de CV	97,636
		326,239
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
3,077	LS Industrial Systems Co Ltd. *	194,824

	ENERGY-ALTERNATE SOURCES - 1.4%
348,000	Xinyi Solar Holdings Ltd.	106,618

	ENGINEERING & CONSTRUCTION - 0.9%
37,400	Ecorodovias Infraestructura e Logistica SA	70,829

	ENTERTAINMENT - 1.4%
9,282	OPAP SA	104,654

	FOOD - 2.7%
14,000	BRF SA *	64,983
530	Orion Corp/Republic of Korea	70,763
30,000	Tingyi Cayman Islands Holding Corp	69,493
		205,239
	GAS - 3.2%
27,000	Beijing Enterprises Holdings Ltd	131,093
805,800	Perusahaan Gas Negara Persero Tbk	111,838
		242,931

See accompanying notes to consolidated financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 97.2% (Continued)
	HEALTHCARE-PRODUCTS - 1.7%
184,000	Shandong Weigao Group Medical Polymer Co. Ltd.	$129,908

	HEALTHCARE-SERVICES - 3.1%
63,534	Life Healthcare Group Holdings Ltd	114,869
59,850	Netcare Ltd	119,997
		234,866
	HOLDING COMPANIES-DIVERSIFIED - 3.8%
106,400	Alfa SAB de CV	123,543
6,228	Imperial Holdings Ltd. *	88,836
24,941	KOC Holding AS *	77,203
		289,582
	HOME FURNISHINGS - 1.5%
256,000	Skyworth Digital Holdings Ltd.	113,922

	INSURANCE - 3.4%
15,463	Liberty Holdings Ltd.*	131,278
524	Samsung Fire & Marine Insurance Co Ltd. *	124,157
		255,435
	LEISURE TIME - 1.4%
2,100	Hero MotoCorp Ltd. *	106,480

	LODGING - 4.3%
6,354	Grand Korea Leisure Co. Ltd.	148,372
141,000	SJM Holdings Ltd.	174,873
		323,245
	MACHINERY-CONSTRUCTION & MINING - 1.8%
4,610	Doosan Bobcat, Inc. *	132,375

	MINING - 1.2%
146,430	Sibanye Gold Ltd. *	87,733

	OIL & GAS - 7.6%
11,400	Ecopetrol SA - ADR	234,270
56,072	Gran Tierra Energy, Inc.	193,448
168,000	Kunlun Energy Co Ltd.	146,722
		574,440
	OIL & GAS SERVICES - 2.0%
155,700	China Oilfield Services Ltd	146,641

	REAL ESTATE - 2.2%
35,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes *	99,155
34,000	Hang Lung Properties Ltd.	69,839
		168,994
	REITS - 1.4%
70,100	Fibra Uno Administracion SA de CV	102,184

	RETAIL - 8.1%
17,877	Arcos Dorados Holdings, Inc.	124,245
64,000	Chow Tai Fook Jewellery Group Ltd.	71,979
743	CJ O Shopping Co. Ltd. *	186,277
546	E-MART, Inc.	124,599
18,387	Truworths International Ltd.	102,804
		609,904
	SEMICONDUCTORS - 1.7%
13,000	MediaTek, Inc.	127,917

	TELECOMMUNICATIONS - 2.2%
18,903	China Mobile Ltd.	167,725

	TOTAL COMMON STOCKS (Cost - $7,995,991)	7,333,952

	TOTAL INVESTMENTS - 97.2% (Cost - $7,995,991)	$7,333,952
	OTHER ASSETS LESS LIABILITIES - 2.8%	207,666
	NET ASSETS - 100.0%	$7,541,618

ADR - American Depositary Receipt.

BHD - Berhad.

PCL - Public Company Limited.

*	Non-income producing security.

See accompanying notes to consolidated financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

As of June 30, 2018, the Fund’s long-term holdings were divided among countries as follows:

Country	Percentage
South Korea	17.7%
Hong Kong	14.5%
South Africa	10.8%
China	9.5%
Mexico	9.0%
Colombia	7.5%
Brazil	6.8%
Taiwan	4.4%
India	4.0%
Greece	2.8%
Uraguay	1.6%
Czech	1.6%
Thailand	1.6%
Poland	1.6%
Indonesia	1.5%
Malaysia	1.4%
Turkey	1.0%
Total Long-Term Holdings:	97.2%

Percentages in the above table are based on net assets of the Fund as of June 30, 2018.

See accompanying notes to consolidated financial statements.

RATIONAL HEDGED RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares						Value
	SHORT-TERM INVESTMENTS - 21.2%
1,032,694	Federated Treasury Obligations Fund, Institutional Class, 1.77% *					$1,032,694
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,032,694)					1,032,694

	TOTAL INVESTMENTS - 21.2% (Cost - $1,032,694)					$1,032,694
	OTHER ASSETS LESS LIABILITIES - 78.8%					3,829,697
	NET ASSETS - 100.0%					$4,862,391

			Notional	Expiration
Contracts ^		Counterparty	Amount	Date	Exercise Price	Value
	OPTIONS WRITTEN ** - (0.3)%
	CALL OPTIONS WRITTEN - (0.0)%
24	S&P 500 Future Index	Wedbush	16,950,000	7/9/2018	2,825	300
73	S&P 500 Future Index	Wedbush	51,830,000	7/9/2018	2,840	913
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $3,338)					$1,213

	PUT OPTIONS WRITTEN - (0.3)%
49	S&P 500 Future Index	Wedbush	31,421,250	7/9/2018	2,565	11,025
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $12,250)					$11,025

	TOTAL WRITTEN OPTIONS (Premiums Received - $15,588)					$12,238

^	Each contract is equivalent to one futures contract.

*	Rate shown represents the rate at June 30, 2018 and is subject to change and resets daily.

**	Non-income producing security.

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCKS - 93.6%
	AIRLINES - 6.9%
10,003	Alaska Air Group, Inc.	$604,081
16,377	Southwest Airlines Co.	833,262
		1,437,343
	APPAREL - 1.9%
4,969	VF Corp.	405,073

	AUTO MANUFACTURERS- 2.0%
3,361	Ferrari NV	453,769

	BEVERAGES - 6.1%
4,135	Constellation Brands, Inc.	905,027
5,517	Molson Coors Brewing Co.	375,377
		1,280,404
	COMPUTERS - 3.0%
3,424	Apple, Inc.	633,817

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
6,038	Visa, Inc.	799,733

	FOOD - 5.9%
16,676	Conagra Brands, Inc.	595,833
10,249	Kraft Heinz Co.	643,842
		1,239,675
	HEALTHCARE-SERVICES - 5.7%
1,714	Anthem, Inc.	407,983
3,218	UnitedHealth Group, Inc.	789,504
		1,197,487
	INSURANCE - 1.8%
6,309	Progressive Corp.	373,177

	INTERNET - 11.2%
2,581	Alibaba Group Holding Ltd. *	478,853
351	Alphabet, Inc. *	396,345
335	Amazon.com, Inc. *	569,433
2,124	Facebook, Inc. *	412,736
9,428	Tencent Holdings Ltd.	473,757
		2,331,124
	LODGING - 3.4%
9,178	Las Vegas Sands Corp.	700,832

	MEDIA - 3.0%
21,017	Viacom, Inc.	633,873

	PHARMACEUTICALS - 4.2%
15,760	Bristol-Myers Squibb Co.	872,158

	RETAIL - 16.7%
3,060	Advance Auto Parts, Inc.	415,242
893	Chipotle Mexican Grill, Inc. *	385,214
3,745	Costco Wholeasle Corp.	782,630
5,189	Home Depot, Inc.	1,012,374
19,009	Tapestry, Inc.	887,910
		3,483,370
	SEMICONDUCTORS - 2.8%
2,435	NVIDIA Corp.	576,852

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 93.6% (Continued)
	SOFTWARE - 8.9%
2,330	Adobe Systems, Inc. *	$568,077
3,264	Intuit, Inc.	666,852
6,270	Microsoft Corp.	618,285
		1,853,214
	TELECOMMUNICATIONS - 3.2%
13,161	Verizon Communications, Inc.	662,130

	TEXTILES - 3.1%
3,015	Mohawk Industries, Inc. *	646,024

	TOTAL COMMON STOCKS (Cost $18,362,756)	19,580,055

	SHORT-TERM INVESTMENTS - 6.2%
1,289,592	Federated Treasury Obligations Fund, Institutional Class, 1.77% **	1,289,592
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,592)	1,289,592

	TOTAL INVESTMENTS (Cost $19,652,348) - 99.8%	$20,869,647
	OTHER ASSETS LESS LIABILITIES - 0.2%	39,582
	NET ASSETS - 100.0%	$20,909,229

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2018, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	MUTUAL FUNDS - 73.0%
	ASSET ALLOCATION FUNDS - 13.2%
230,795	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$1,530,167

	DEBT FUNDS - 38.7%
77,007	Catalyst Insider Income Fund, Institutional Class +	722,332
16,524	Catalyst IPOx Allocation Fund, Institutional Class +	249,663
154,586	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,476,305
200,006	Rational Income Opportunities Fund, Institutional Class +	2,020,060
		4,468,360
	EQUITY FUNDS - 21.1%
22,401	Catalyst Buyback Strategy Fund, Institutional Class +	244,507
12,960	Catalyst Insider Buying Fund, Institutional Class +	242,529
148,709	Catalyst MLP & Infrastructure Fund, Institutional Class +	817,854
299,944	Rational Dynamic Brands Fund, Institutional Class +	1,130,789
		2,435,679

	TOTAL MUTUAL FUNDS (Cost - $8,567,528)	8,434,206

	EXCHANGE TRADED FUNDS - 26.4%
	EQUITY FUNDS - 26.4%
34,443	Ecological Strategy ETF +	1,427,907
43,000	Strategy Shares NASDAQ 7 Handl Index ETF +	1,023,400
15,069	US Equity Rotation Strategy ETF +	600,429
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,482,781)	3,051,736

	TOTAL INVESTMENTS - 99.4% (Cost - $11,050,309)	$11,485,942
	OTHER ASSETS LESS LIABILITIES - 0.6%	64,696
	NET ASSETS - 100.0%	$11,550,638

ETF - Exchange Traded Fund.

+	Investment in affiliate.

See accompanying notes to consolidated financial statements.

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND (Formerly Rational Dynamic Momentum)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 94.6%
13,502,069	Fidelity Institutional Government Portfolio , Institutional Class, 1.77% * + (Cost - $13,502,069)	$13,502,069

	TOTAL INVESTMENTS - 94.6% (Cost - $13,502,069)	$13,502,069
	OTHER ASSETS LESS LIABILITIES - 5.4%	777,695
	NET ASSETS - 100.0%	$14,279,764

*	Rate shown represents the rate at June 30, 2018, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RRAA Fund Limited.

				Unrealized
				Appreciaion /
Long Contracts		Notional Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.5%
7	Canadian Dollar Currency Future	533,120	September-18	$4,785
4	Copper Future +	296,600	September-18	(6,200)
85	DJ US Real Estate	2,718,300	September-18	22,410
28	Japanese Yen Currency Future	3,173,625	September-18	(13,425)
15	Mini S&P/TSX 60	549,223	September-18	278
29	Nikkei 225 (CME)	3,228,425	September-18	(76,825)
73	S&P 500 Emini Future	9,933,840	September-18	(225,335)
27	US 10 YR Note (CBT)	3,245,062	September-18	13,812
19	US Long Bond (CBT)	2,755,000	September-18	24,594
20	WTI Crude Future +	1,483,000	August-18	180,540
	Total Unrealized Appreciation/Depreciation from Open Futures Contracts			$(75,366)

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCKS - 93.8%
	AEROSPACE/DEFENSE - 0.7%
200	General Dynamics Corp +	$37,282
400	United Technologies Corp. +	50,012
		87,294
	AIRLINES - 0.5%
1,100	Southwest Airlines Co. +	55,968

	AUTO MANUFACTURERS - 1.7%
2,700	General Motors Co. +	106,380
1,600	PACCAR, Inc. +	99,136
		205,516
	AUTO PARTS & EQUIPMENT - 1.0%
600	Lear Corp. +	111,486

	BANKS - 6.9%
3,000	Citigroup, Inc. +	200,760
700	First Republic Bank	67,753
800	Jp Morgan Chase & Co. +	83,360
3,800	SunTrust Banks, Inc. +	250,876
4,200	US Bancorp +	210,084
		812,833
	BEVERAGES - 1.0%
1,100	PepsiCo, Inc. +	119,757

	CHEMICALS - 1.4%
1,500	LyondellBasell Industries NV +	164,775

	COMMERCIAL SERVICES - 0.4%
300	United Rentals, Inc. * +	44,286

	COMPUTERS - 10.7%
900	Apple, Inc. +	166,599
1,300	Check Point Software Technologies Ltd. * +	126,984
4,900	Cognizant Technology Solutions Corp. +	387,051
3,900	International Business Machines Corp. +	544,830
600	Western Digital Corp. +	46,446
		1,271,910
	COSMETICS/PERSONAL CARE - 1.8%
3,300	Colgate-Palmolive Co. +	213,873

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
900	Intercontinental Exchange, Inc. +	66,195
1,300	TD Ameritrade Holding Corp. +	71,201
1,300	Visa, Inc. +	172,185
		309,581
	ELECTRIC - 4.9%
2,000	Dominion Energy, Inc. +	136,360
1,800	Sempra Energy +	208,998
5,200	Southern Co. +	240,812
		586,170
	ELECTRONICS - 1.8%
1,800	Fortive Corp. +	138,798
800	TE Connectivity Ltd. +	72,048
		210,846
	FOOD - 5.6%
1,300	General Mills, Inc. +	57,538
4,200	Kellogg Co. +	293,454
2,100	Kraft Heinz Co. +	131,922
3,300	Mondelez International, Inc. +	135,300
600	Tyson Foods, Inc. +	41,310
		659,524

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCK S- 93.8% (Continued)
	HEALTHCARE-PRODUCTS - 2.1%
2,900	Medtronic PLC +	$248,269

	HEALTHCARE-SERVICES - 0.5%
500	Universal Health Services, Inc. +	55,720

	HOUSEHOLD PRODUCTS/WARES - 2.7%
3,000	Kimberly-Clark Corp. +	316,020

	INSURANCE - 2.1%
800	Allstate Corp. +	73,016
1,300	Aon PLC +	178,321
		251,337
	INTERNET - 3.7%
800	Alibaba Group Holding Ltd. * +	148,424
200	Alphabet, Inc. * +	225,838
300	Facebook, Inc. * +	58,296
		432,558
	LEISURE TIME - 0.8%
1,600	Carnival Corp. +
		91,696
	MEDIA - 5.1%
6,200	Comcast Corp. +	203,422
3,800	Walt Disney Co. +	398,278
		601,700
	MINING - 2.7%
8,600	Newmont Mining Corp. +	324,306

	MISCELLANEOUS MANUFACTURING - 2.1%
1,700	Eaton Corp. PLC +	127,058
1,400	Ingersoll-Rand PLC +	125,622
		252,680
	OIL & GAS - 5.1%
1,700	Chevron Corp. +	214,931
4,700	Exxon Mobil Corp. +	388,831
		603,762
	OIL & GAS SERVICES - 0.3%
600	Schlumberger Ltd. +	40,218

	PACKAGING & CONTAINERS - 0.5%
1,800	Ball Corp. +	63,990

	PHARMACEUTICALS - 11.1%
600	AbbVie, Inc. +	55,590
1,400	CVS Health Corp. +	90,090
1,600	Eli Lilly & Co. +	136,528
3,600	Johnson & Johnson +	436,824
6,400	Merck & Co., Inc. +	388,480
5,800	Pfizer, Inc. +	210,424
		1,317,936
	REITS - 3.6%
4,000	Realty Income Corp. +	215,160
3,300	Welltower, Inc. +	206,877
		422,037
	RETAIL - 1.6%
300	Home Depot, Inc. +	58,530
1,200	Walgreens Boots Alliance, Inc. +	72,018
700	Yum! Brands, Inc. +	54,754
		185,302
	SEMICONDUCTORS - 1.3%
2,300	Applied Materials, Inc. +	106,237
300	Lam Research Corp. +	51,855
		158,092
	SOFTWARE - 2.4%
1,300	Fidelity National Information Services, Inc. +	137,839
2,200	Paychex, Inc. +	150,370
		288,209
	TELECOMMUNICATIONS - 2.2%
2,000	T-Mobile US, Inc. * +	119,500
2,700	Verizon Communications, Inc. +	135,837
		255,337

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares						Value
	COMMON STOCK - 93.8% (Continued)
	TOYS & GAMES - 2.7%
3,400	Hasbro, Inc. +					$313,854

	TRANSPORTATION - 0.2%
100	FedEx Corp. +					22,706

	TOTAL COMMON STOCKS (Cost - $11,354,633)					11,099,548

	EXCHANGE TRADED FUND - 1.0
5,000	Direxion Daily Gold Miners Index Bull 3X Shares (Cost - $116,375)					121,650

	EXCHANGE TRADED NOTE - 1.0%
12,200	VelocityShares 3x Long Gold ETN linked to the S&P * (Cost -$139,202)					114,314

			Notional	Expiration	Exercise Price
Contracts ^			Amount ($)	Date	($)
	PUT OPTIONS PURCHASED - 3.7%
50	S&P 500 Index		30,000,000	7/20/2018	2,400.00	9,750
75	S&P 500 Index		45,000,000	9/21/2018	2,400.00	113,250
45	S&P 500 Index		20,250,000	12/20/2019	1,800.00	124,200
30	S&P 500 Index		15,937,500	12/20/2019	2,125.00	186,300
	TOTAL PUT OPTIONS PURCHASED (Premiums Received - $520,400)					433,500

Shares
	SHORT TERM INVESTMENT - 5.8%
680,316	Fidelity Institutional Government Portfolio - Institutional Class, 1.77% ** (Cost - $680,316)					$680,316

	TOTAL INVESTMENTS - 105.3% (Cost - $12,810,926)					$12,449,328
	LIABILITIES LESS OTHER ASSETS - (5.3)%					(622,258)
	NET ASSETS - 100.0%					$11,827,070

			Notional	Expiration	Exercise Price
Contracts ^		Counter party	Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (5.0)%
6	AbbVie, Inc.	Credit Suisse	57,000	1/18/2019	95.00	$3,750
8	Alibaba Group Holding Ltd.	Credit Suisse	160,000	1/18/2019	200.00	10,288
8	Allstate Corp.	Credit Suisse	80,000	1/18/2019	100.00	1,428
1	Alphabet, Inc.	Credit Suisse	2,000	1/18/2019	20.00	1,143
1	Alphabet, Inc.	Credit Suisse	16,500	7/20/2018	165.00	15,880
13	Aon PLC	Credit Suisse	188,500	1/18/2019	145.00	6,110
9	Apple, Inc.	Credit Suisse	153,000	1/18/2019	170.00	20,880
14	Applied Materials, Inc.	Credit Suisse	77,000	1/18/2019	55.00	2,408
9	Applied Materials, Inc.	Credit Suisse	51,750	1/18/2019	57.50	1,170
18	Ball Corp.	Credit Suisse	72,000	1/18/2019	40.00	1,485
16	Carnival Corp.	Credit Suisse	96,000	1/18/2019	60.00	5,120
13	Check Point Software Technology	Credit Suisse	130,000	1/18/2019	100.00	7,475
17	Chevron Corp.	Credit Suisse	212,500	9/21/2018	125.00	9,690
7	Citigroup, Inc.	Credit Suisse	49,000	1/18/2019	70.00	2,289
23	Citigroup, Inc.	Credit Suisse	161,000	6/21/2019	70.00	11,730
10	Cognizant Technology Solutions	Credit Suisse	80,000	1/18/2019	80.00	5,000
14	Cognizant Technology Solutions	Credit Suisse	119,000	1/18/2019	85.00	4,340
25	Cognizant Technology Solutions	Credit Suisse	206,250	1/18/2019	82.50	9,500
33	Colgate-Palmolive Co.	Credit Suisse	231,000	1/18/2019	70.00	5,957
36	Comcast Corp.	Credit Suisse	135,000	1/18/2019	37.50	4,176
26	Comcast Corp.	Credit Suisse	84,500	7/20/2018	32.50	2,964
5	CVS Health Corp.	Credit Suisse	33,750	1/18/2019	67.50	1,925
9	CVS Health Corp.	Credit Suisse	65,250	1/18/2019	72.50	2,025
20	Dominion Energy, Inc.	Credit Suisse	140,000	1/18/2019	70.00	4,920
17	Eaton Corp. PLC	Credit Suisse	136,000	1/18/2019	80.00	4,335
16	Eli Lilly & Co.	Credit Suisse	132,000	1/18/2019	82.50	10,440
29	Exxon Mobil Corp.	Credit Suisse	224,750	1/18/2019	77.50	22,910
18	Exxon Mobil Corp.	Credit Suisse	144,000	1/18/2019	80.00	10,836
3	Facebook, Inc.	Credit Suisse	60,000	7/20/2018	200.00	705
1	FedEx Corp.	Credit Suisse	25,000	1/18/2019	250.00	810
13	Fidelity National Information	Credit Suisse	130,000	10/19/2018	100.00	11,018
7	First Republic Bank	Credit Suisse	66,500	11/16/2018	95.00	4,725
18	Fortive Corp.	Credit Suisse	126,000	12/21/2018	70.00	17,280
2	General Dynamics Corp.	Credit Suisse	41,000	1/18/2019	205.00	920

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

			Notional	Expiration	Exercise Price
Contracts ^		Counter party	Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (5.0)% (Continued)
13	General Mills, Inc.	Credit Suisse	58,500	10/19/2018	45.00	$2,496
4	General Motors Co.	Credit Suisse	15,200	9/21/2018	38.00	1,136
23	General Motors Co.	Credit Suisse	85,100	1/18/2019	37.00	10,465
34	Hasbro, Inc.	Credit Suisse	314,500	1/18/2019	92.50	22,610
3	Home Depot, Inc.	Credit Suisse	57,000	1/18/2019	190.00	4,602
14	Ingersoll-Rand PLC	Credit Suisse	133,000	1/18/2019	95.00	4,900
9	Intercontinental Exchange, Inc.	Credit Suisse	65,250	9/21/2018	72.50	3,105
19	International Business Machine	Credit Suisse	285,000	1/18/2019	150.00	7,125
20	International Business Machine	Credit Suisse	300,000	6/21/2019	150.00	11,800
15	Johnson & Johnson	Credit Suisse	195,000	1/18/2019	130.00	4,395
21	Johnson & Johnson	Credit Suisse	273,000	6/21/2019	130.00	11,109
8	JPMorgan Chase & Co.	Credit Suisse	84,000	1/18/2019	105.00	5,232
8	JPMorgan Chase & Co.	Credit Suisse	87,200	7/20/2018	109.00	584
33	Kellogg Co.	Credit Suisse	214,500	1/18/2019	65.00	24,255
9	Kellogg Co.	Credit Suisse	60,750	1/18/2019	67.50	5,175
18	Kimberly-Clark Corp.	Credit Suisse	198,000	1/18/2019	110.00	8,100
12	Kimberly-Clark Corp.	Credit Suisse	138,000	1/18/2019	115.00	3,480
21	Kraft Heinz Co.	Credit Suisse	131,250	1/18/2019	62.50	8,358
3	LAM Research Corp.	Credit Suisse	58,500	10/19/2018	195.00	1,695
3	Lear Corp.	Credit Suisse	57,000	9/21/2018	190.00	2,100
3	Lear Corp.	Credit Suisse	60,000	9/21/2018	200.00	1,071
15	Lyondell Basell Industries NV	Credit Suisse	180,000	1/18/2019	120.00	6,075
13	Medtronic PLC	Credit Suisse	107,250	1/18/2019	82.50	8,450
16	Medtronic PLC	Credit Suisse	144,000	1/18/2019	90.00	4,800
25	Merck & Co, Inc.	Credit Suisse	150,000	1/18/2019	60.00	9,875
39	Merck & Co, Inc.	Credit Suisse	253,500	6/21/2019	65.00	11,388
8	Mondelez International, Inc.	Credit Suisse	31,200	1/18/2019	39.00	2,940
25	Mondelez International, Inc.	Credit Suisse	105,000	1/18/2019	42.00	4,963
86	Newmont Mining Corp.	Credit Suisse	387,000	1/18/2019	45.00	6,536
16	PACCAR, Inc.	Credit Suisse	101,120	1/18/2019	63.20	7,040
22	Paychex, Inc.	Credit Suisse	143,000	1/18/2019	65.00	12,650
11	PepsiCo, Inc.	Credit Suisse	115,500	1/18/2019	105.00	8,877
58	Pfizer, Inc.	Credit Suisse	214,600	1/18/2019	37.00	7,366
20	Realty Income Corp.	Credit Suisse	115,000	1/18/2019	57.50	1,950
20	Realty Income Corp.	Credit Suisse	110,000	8/17/2018	55.00	1,860
6	Schlumberger Ltd.	Credit Suisse	42,000	6/21/2019	70.00	2,922
18	Sempra Energy	Credit Suisse	207,000	7/20/2018	115.00	5,760
52	Southern Co.	Credit Suisse	249,600	11/16/2018	48.00	4,732
11	Southwest Airlines Co.	Credit Suisse	58,300	6/29/2018	53.00	55
11	Southwest Airlines Co.	Credit Suisse	57,750	7/20/2018	52.50	715
38	SunTrust Banks, Inc.	Credit Suisse	247,000	1/18/2019	65.00	19,000
13	TD Ameritrade Holding Corp.	Credit Suisse	84,500	1/18/2019	65.00	1,365
8	TE Connectivity Ltd.	Credit Suisse	72,000	1/18/2019	90.00	4,960
6	T-Mobile US, Inc.	Credit Suisse	37,500	1/18/2019	62.50	2,250
14	T-Mobile US, Inc.	Credit Suisse	91,000	8/17/2018	65.00	882
6	Tyson Foods, Inc.	Credit Suisse	43,500	1/18/2019	72.50	1,980
4	United Parcel Service, Inc.	Credit Suisse	44,000	1/18/2019	110.00	2,040
3	United Rentals, Inc.	Credit Suisse	52,500	9/21/2018	175.00	690
4	United Technologies Corp.	Credit Suisse	50,000	1/18/2019	125.00	2,920
5	Universal Health Services, Inc.	Credit Suisse	62,500	10/19/2018	125.00	713
35	US Bancorp USB	Credit Suisse	183,750	1/18/2019	52.50	6,720
7	US Bancorp USB	Credit Suisse	36,750	9/21/2018	52.50	623
27	Verizon Communications, Inc.	Credit Suisse	135,000	1/18/2019	50.00	7,155
13	Visa, Inc.	Credit Suisse	162,500	1/18/2019	125.00	17,875
12	Walgreens Boots Alliance, Inc.	Credit Suisse	81,000	1/18/2019	67.50	2,220
12	Walt Disney Co.	Credit Suisse	126,000	1/18/2019	105.00	7,992
13	Walt Disney Co.	Credit Suisse	143,000	1/18/2019	110.00	5,421
13	Walt Disney Co.	Credit Suisse	149,500	1/18/2019	115.00	3,523
20	Welltower, Inc.	Credit Suisse	110,000	9/21/2018	55.00	15,400
13	Welltower, Inc.	Credit Suisse	78,000	12/21/2018	60.00	5,460
6	Western Digital Corp.	Credit Suisse	48,000	1/18/2019	80.00	4,044
5	Yum! Brands, Inc.	Credit Suisse	40,000	1/18/2019	80.00	2,025
2	Yum! Brands, Inc.	Credit Suisse	16,500	1/18/2019	82.50	560
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $555,520)					$594,195

PLC - Public Limited Company

+	All or a portion of the security is held as collateral for call options.

*	Non-income producing securities.

**	Rate shown represents the rate at June 30, 2018, and is subject to change and resets daily.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to consolidated financial statements.

RATIONAL INCOME OPPORTUNITIES
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Principal Amount $		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 76.1%
	ASSET BACKED - 76.1%
100,000	Bear Sterns Commercial Mortgage Securities Trust 2005-TOP20 (a) ^	5.0992	10/12/2042	$83,476
45,741	CD Commercial Mortgage Trust 2017-CD3 (a)	4.5621	2/10/2050	46,159
100,000	CFCRE Commercial Mortgage Trust 2016-C3 (a,b) ^	2.8020	1/10/2048	53,277
123,000	CGGS Commercial Mortgage Trust 2018-WSS (a,b)	4.3716	2/15/2020	123,551
17,790	Commercial Mortgage Trust 2012-CR4 (a)	1.8010	10/15/2045	17,469
1,384,722	Commercial Mortgage Trust 2013-CCRE7 (a)	1.1970	4/10/2023	59,554
153,000	Commercial Mortgage Trust 2013-LC13 (a,b)	5.1340	8/10/2046	147,877
263,500	Commercial Mortgage Trust 2018-CCRE26 (a)	3.4925	10/10/2048	210,504
261,000	GS Mortgage Securities Trust 2014-GC26 (a,b)	4.5089	11/10/2047	224,415
170,000	GS Mortgage Securities Trust 2015-GC34 (a)	2.9790	10/10/2048	132,020
167,764	GS Mortgage Securities Trust 2014-GC18 (a,b)	4.9434	1/10/2047	147,956
100,000	GS Mortgage Securities Trust 2014-GC24 (a,b)	4.5292	9/10/2047	83,897
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 (a,b)	5.1406	5/15/2045	176,519
121,161	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX (a,b)	5.1909	6/15/2045	110,900
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 (a)	4.1598	4/15/2046	175,512
100,000	JPMBB Commercial Mortgage Securities Trust 2013-C17 (a,b)	4.8839	1/15/2047	94,283
10,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 (a)	3.1760	7/15/2022	9,934
130,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 (a)	4.5421	9/15/2028	128,194
15,000	WF-RBS Commercial Mortgage Trust 2013-C12 (a,b)	4.4090	3/15/2048	13,713
	TOTAL ASSET BACKED SECURITIES (Cost - $2,019,839)			2,039,210

Shares
	EXCHANGE TRADED FUND - 0.6%
500	ProShares UltraShort 20+ Year Treasury (Cost - $17,865)			17,975

	REIT - 0.7%
500	JBG Smith Properties (Cost - $18,560)			18,235

	SHORT-TERM INVESTMENTS -20.8%
57,106	Federated Treasury Obligations Fund, Institutional Class, 1.77% *			557,106
	(Cost - $557,106)

	TOTAL INVESTMENTS (Cost $2,613,370) - 98.2%
	OTHER ASSETS LESS LIABILITIES - 1.8%			$2,632,526
	NET ASSETS - 100.0%			47,603
				$2,680,129

REIT - Real Estate Investment Trust

*	Rate shown represents the rate at June 30, 2018, and is subject to change and resets daily.

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $1,176,383 or 43.9% of net assets.

^	The Advisor determined these securities are illiquid; total illiquid securities represent 5.10% of net assets.

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5%
	ADVERTISING - 0.1%
197	Interpublic Group of Cos., Inc.	$4,618
12	Omnicom Group, Inc.	915
		5,533
	AEROSPACE/DEFENSE - 2.8%
300	Arconic, Inc.	5,103
126	Boeing Co.	42,274
121	General Dynamics Corp.	22,556
150	Lockheed Martin Corp.	44,314
137	Northrop Grumman Corp.	42,155
228	Raytheon Co.	44,045
68	Rockwell Collins, Inc.	9,158
		209,605
	AGRICULTURE - 0.8%
373	Altria Group, Inc.	21,183
371	Archer-Daniels-Midland Co.	17,003
143	British American Tobacco PLC - ADR	7,214
135	Philip Morris International, Inc.	10,900
		56,300
	AIRLINES - 0.1%
19	Alaska Air Group, Inc.	1,147
47	American Airlines Group, Inc.	1,784
170	JetBlue Airways Corp.*	3,227
8	Southwest Airlines Co.	407
		6,565
	APPAREL - 1.3%
17	Michael Kors Holdings Ltd. *	1,132
345	NIKE, Inc.	27,490
29	PVH Corp.	4,342
164	Ralph Lauren Corp.	20,618
98	Skechers U.S.A., Inc. *	2,941
454	VF Corp.	37,010
		93,533
	AUTO MANUFACTURERS - 0.5%
125	Ford Motor Co.	1,384
910	General Motors Co.	35,854
		37,238
	AUTO PARTS & EQUIPMENT - 0.3%
160	APTIV PLC	14,661
111	BorgWarner, Inc.	4,791
47	Goodyear Tire & Rubber Co.	1,094
		20,546
	BANKS - 5.3%
1,832	Bank of America Corp.	51,644
25	Bank of New York Mellon Corp.	1,348
577	BB&T Corp.	29,104
29	Capital One Financial Corp.	2,665
181	Citigroup, Inc.	12,112
140	Citizens Financial Group, Inc.	5,446
295	Comerica, Inc.	26,821
1,041	Fifth Third Bancorp	29,877
94	Goldman Sachs Group, Inc.	20,733
146	Huntington Bancshares, Inc.	2,155
499	JPMorgan Chase & Co.	51,996
35	KeyCorp	684
93	M&T Bank Corp.	15,824
379	Morgan Stanley	17,965
22	Northern Trust Corp.	2,264
258	PNC Financial Services Group, Inc.	34,856
1,798	Regions Financial Corp.	31,968
172	State Street Corp.	16,011
150	SunTrust Banks, Inc.	9,903
11	US Bancorp	550
134	Wells Fargo & Co.	7,429
430	Zions Bancorporation	22,657
		394,012

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	BEVERAGES - 1.8%
767	Coca-Cola Co.	$33,641
264	Constellation Brands, Inc.	57,782
336	Dr Pepper Snapple Group, Inc.	40,992
17	Molson Coors Brewing Co.	1,157
6	Monster Beverage Corp. *	344
6	PepsiCo, Inc.	653
		134,569
	BIOTECHNOLOGY - 0.6%
7	Amgen, Inc.	1,292
4	BioMarin Pharmaceutical, Inc. *	377
1	Biogen, Inc. *	290
9	Bluebird Bio, Inc. *	1,412
14	Celgene Corp. *	1,112
13	Gilead Sciences, Inc.	921
145	Illumina, Inc. *	40,497
8	Incyte Corp. *	536
3	Regeneron Pharmaceuticals, Inc. *	1,035
7	United Therapeutics Corp. *	792
4	Vertex Pharmaceuticals, Inc. *	680
		48,944
	BUILDING MATERIALS - 0.1%
38	Johnson Controls International plc	1,271
6	Martin Marietta Materials, Inc.	1,340
69	Masco Corp.	2,582
8	Vulcan Materials Co.	1,033
		6,226
	CHEMICALS - 1.4%
10	Air Products & Chemicals, Inc.	1,557
383	CF Industries Holdings, Inc.	17,005
210	DowDuPont, Inc.	13,843
53	Eastman Chemical Co.	5,298
145	Mosaic Co.	4,067
149	PPG Industries, Inc.	15,456
145	Praxair, Inc.	22,932
20	Sherwin-Williams Co.	8,151
126	LyondellBasell Industries NV	13,841
		102,150
	COMMERCIAL SERVICES - 2.3%
537	Automatic Data Processing, Inc.	72,033
6	Ecolab, Inc.	842
8	Equifax, Inc.	1,001
62	FleetCor Technologies, Inc. *	13,060
130	Moody’s Corp.	22,173
12	Nielsen Holdings PLC	371
137	PayPal Holdings, Inc. *	11,408
245	S&P Global, Inc.	49,953
3	United Rentals, Inc. *	443
26	Verisk Analytics, Inc. *	2,799
50	Western Union Co.	1,016
		175,099
	COMPUTERS - 2.0%
7	Accenture PLC	1,145
44	Apple, Inc.	8,145
200	Cognizant Technology Solutions Corp.	15,798
294	DXC Technology Co.	23,699
390	Hewlett Packard Enterprise Co.	5,698
290	HP, Inc.	6,580
45	Infosys Ltd. - ADR	874
160	International Business Machines Corp.	22,352
594	NetApp, Inc.	46,647
55	Seagate Technology PLC	3,106
175	Western Digital Corp.	13,547
		147,591

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	COSMETICS/PERSONAL CARE - 0.8%
288	Colgate-Palmolive Co.	$18,665
237	Estee Lauder Cos., Inc.	33,818
157	Unilever NV	8,748
		61,231
	DISTRIBUTION/WHOLESALE - 0.6%
77	Fastenal Co.	3,706
130	WW Grainger, Inc.	40,092
		43,798
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
2	Alliance Data Systems Corp.	466
178	American Express Co.	17,444
8	Ameriprise Financial, Inc.	1,119
49	BlackRock, Inc.	24,453
365	CME Group, Inc.	59,831
77	Discover Financial Services	5,422
529	E*TRADE Financial Corp. *	32,354
27	Franklin Resources, Inc.	865
447	Intercontinental Exchange, Inc.	32,877
280	Mastercard, Inc.	55,026
216	Nasdaq, Inc.	19,714
291	T Rowe Price Group, Inc.	33,782
650	Charles Schwab Corp.	33,215
398	TD Ameritrade Holding Corp.	21,798
180	Visa, Inc.	23,841
		362,207
	ELECTRIC - 3.0%
43	American Electric Power Co., Inc.	2,978
37	CenterPoint Energy, Inc.	1,025
187	CMS Energy Corp.	8,841
9	Consolidated Edison, Inc.	702
9	Dominion Energy, Inc.	614
195	Duke Energy Corp.	15,420
29	Edison International	1,835
33	Entergy Corp.	2,666
109	Exelon Corp.	4,643
1,200	FirstEnergy Corp.	43,092
491	NextEra Energy, Inc.	82,012
1,333	NRG Energy, Inc.	40,923
60	PG&E Corp.	2,554
109	PPL Corp.	3,112
194	Public Service Enterprise Group, Inc.	10,503
29	Southern Co.	1,343
61	WEC Energy Group, Inc.	3,944
		226,207
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
58	Emerson Electric Co.	4,010
18	Universal Display Corp.	1,548
		5,558
	ELECTRONICS - 0.1%
23	Agilent Technologies, Inc.	1,422
39	Amphenol Corp.	3,399
47	Corning, Inc.	1,293
8	Honeywell International, Inc.	1,153
		7,267
	ENERGY-ALTERNATIVE SOURCES- 0.0%
27	First Solar, Inc. *	1,422

	ENGINEERING & CONSTRUCTION - 0.0%
92	Fluor Corp.	4,488

	ENVIRONMENTAL CONTROL - 0.4%
23	Republic Services, Inc.	1,572
319	Waste Management, Inc.	25,948
		27,520

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	FOOD - 1.3%
169	Campbell Soup Co.	$6,851
22	General Mills, Inc.	974
127	Hershey Co.	11,819
10	JM Smucker Co.	1,075
23	Kraft Heinz Co.	1,445
1,012	Kroger Co.	28,791
166	Mondelez International, Inc.	6,806
14	Sysco Corp.	956
270	Tyson Foods, Inc.	18,588
		77,305
	FOREST PRODUCTS & PAPER - 0.0%
11	International Paper, Co.	573

	HAND/MACHINE TOOLS - 0.0%
13	Stanley Black & Decker, Inc.	1,727

	HEALTHCARE-PRODUCTS - 3.7%
388	Abbott Laboratories	23,664
665	Baxter International, Inc.	49,104
94	Becton Dickinson and Co.	22,519
1,117	Boston Scientific Corp. *	36,526
37	Danaher Corp.	3,651
15	DENTSPLY SIRONA, Inc.	657
272	Edwards Lifesciences Corp. *	39,595
53	Hologic, Inc. *	2,107
115	Intuitive Surgical, Inc. *	55,025
17	Henry Schein, Inc. *	1,235
20	Stryker Corp.	3,377
174	Thermo Fisher Scientific, Inc.	36,042
12	Zimmer Biomet Holdings, Inc.	1,337
		274,839
	HEALTHCARE-SERVICES - 2.2%
110	Anthem, Inc.	26,183
35	Cigna Corp.	5,948
281	Centene Corp. *	34,622
12	DaVita, Inc. *	833
12	HCA Healthcare, Inc.	1,231
52	Humana, Inc.	15,477
15	Laboratory Corp of America Holdings *	2,693
259	UnitedHealth Group, Inc.	63,543
135	Universal Health Services, Inc.	15,045
		165,575
	HOME BUILDERS - 0.1%
120	DR Horton, Inc.	4,920
33	Lennar Corp.	1,732
		6,652
	HOUSEHOLD PRODUCTS/WARES - 0.1%
79	Kimberly-Clark Corp.	8,322

	HOUSEWARES - 0.0%
30	Newell Brands, Inc.	774

	INSURANCE - 2.5%
381	Aflac, Inc.	16,391
395	Allstate Corp.	36,052
24	Aon PLC	3,292
145	Berkshire Hathaway, Inc. *	27,064
8	Chubb Ltd.	1,016
24	Hartford Financial Services Group, Inc.	1,227
24	Lincoln National Corp.	1,494
216	Marsh & McLennan Cos., Inc.	17,706
32	MetLife, Inc.	1,395
109	Principal Financial Group, Inc.	5,772
774	Progressive Corp.	45,782
101	Prudential Financial, Inc.	9,444
132	Travelers Cos., Inc.	16,149
		182,784

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	INTERNET - 3.3%
41	Alibaba Group Holding Ltd. *	$7,607
31	Amazon.com, Inc. *	52,694
10	Baidu, Inc. *	2,430
10	Booking Holdings, Inc. *	20,271
47	F5 Networks, Inc. *	8,105
40	Facebook, Inc. *	7,773
86	Netflix, Inc. *	33,663
19	Palo Alto Networks, Inc. *	3,904
762	Symantec Corp.	15,735
380	TripAdvisor, Inc. *	21,170
824	Twitter, Inc. *	35,984
234	VeriSign, Inc. *	32,156
		241,492
	IRON/STEEL - 0.1%
16	Nucor Corp.	1,000
238	United States Steel Corp.	8,271
		9,271
	LEISURE TIME - 0.1%
16	Carnival Corp.	917
9	Harley-Davidson, Inc.	379
40	Polaris Industries, Inc.	4,887
9	Royal Caribbean Cruises Ltd.	932
		7,115
	LODGING - 1.7%
482	Hilton Worldwide Holdings, Inc.	38,155
278	Las Vegas Sands Corp.	21,228
166	Marriott International, Inc.	21,016
197	MGM Resorts International	5,719
217	Wyndham Worldwide Corp.	9,606
200	Wynn Resorts Ltd.	33,468
		129,192
	MACHINERY- CONSTRUCTION & MINING- 0.1%
83	Caterpillar, Inc.	11,261

	MACHINERY-DIVERSIFIED - 0.3%
114	Cummins, Inc.	15,162
72	Deere & Co.	10,066
		25,228
	MEDIA - 0.5%
1	Charter Communications, Inc. *	293
40	Comcast Corp.	1,312
9	Discovery, Inc. *	248
45	DISH Network Corp. *	1,512
14	Liberty Global PLC *	386
678	Twenty-First Century Fox, Inc.	33,690
40	Walt Disney Co.	4,192
		41,633
	MINING - 0.7%
533	Freeport-McMoRan, Inc.	9,200
1,226	Newmont Mining Corp.	46,232
		55,432
	MISCELLANEOUS MANUFACTURING - 0.7%
76	3M Co.	14,951
6	Eaton Corp PLC	448
358	General Electric Co.	4,872
26	Illinois Tool Works, Inc.	3,602
3	Ingersoll-Rand PLC	269
8	Parker-Hannifin Corp.	1,247
387	Textron, Inc.	25,507
		50,896
	OFFICE/BUSINESS EQUIPMENT - 0.0%
28	Xerox Corp.	672

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	OIL & GAS - 4.5%
17	Anadarko Petroleum Corp.	$1,245
323	Andeavor	42,371
22	Apache Corp.	1,029
56	Cabot Oil & Gas Corp.	1,333
165	Chevron Corp.	20,861
7	Cimarex Energy Co.	712
25	ConocoPhillips	1,741
48	Continental Resources, Inc. *	3,108
95	Devon Energy Corp.	4,176
48	EOG Resources, Inc.	5,973
12	EQT Corp.	662
92	Exxon Mobil Corp.	7,611
20	Helmerich & Payne, Inc.	1,275
29	Hess Corp.	1,940
408	HollyFrontier Corp.	27,919
881	Marathon Oil Corp.	18,378
387	Marathon Petroleum Corp.	27,152
102	Murphy Oil Corp.	3,445
13	Noble Energy, Inc.	459
395	Occidental Petroleum Corp.	33,054
529	Phillips 66	59,412
6	Pioneer Natural Resources Co.	1,135
43	Range Resources Corp.	719
150	Transocean Ltd. *	2,016
480	Valero Energy Corp.	53,198
236	Whiting Petroleum Corp. *	12,442
		333,366
	OIL & GAS SERVICES - 0.1%
25	Baker Hughes a GE Co.	826
33	Halliburton Co.	1,487
69	National Oilwell Varco, Inc.	2,995
49	Schlumberger Ltd.	3,284
		8,592
	PACKAGING & CONTAINERS - 0.1%
170	Ball Corp.	6,044
32	Sealed Air Corp.	1,358
		7,402
	PHARMACEUTICALS - 1.9%
413	AbbVie, Inc.	38,264
9	Allergan PLC	1,501
13	AmerisourceBergen Corp.	1,109
30	Bristol-Myers Squibb Co.	1,660
22	Cardinal Health, Inc.	1,074
6	CVS Health Corp.	386
12	Eli Lilly & Co.	1,024
73	Express Scripts Holding Co. *	5,636
406	Johnson & Johnson	49,264
8	McKesson Corp.	1,067
18	Merck & Co., Inc.	1,093
16	Mylan NV	578
9	Perrigo Co PLC	656
1,006	Pfizer, Inc.	36,498
159	Teva Pharmaceutical Industries Ltd. - ADR	3,867
		143,677
	PIPELINES - 0.6%
8	Enbridge, Inc.	286
260	Energy Transfer Equity LP	4,485
398	Energy Transfer Partners LP	7,578
27	Kinder Morgan, Inc.	477
209	ONEOK, Inc.	14,594
550	Williams Cos., Inc.	14,911
		42,331
	REAL ESTATE - 0.2%
260	CBRE Group, Inc. *	12,412

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	REIT - 1.5%
96	American Tower Corp.	$13,840
107	Annaly Capital Management, Inc.	1,101
3	AvalonBay Communities, Inc.	516
25	Boston Properties, Inc.	3,136
208	Crown Castle International Corp.	22,427
18	Equity Residential	1,146
11	GGP, Inc.	225
34	HCP, Inc.	878
948	Host Hotels & Resorts, Inc.	19,974
50	Kimco Realty Corp.	850
339	Prologis, Inc.	22,269
6	Public Storage	1,361
165	SBA Communications Corp. *	27,245
3	Simon Property Group, Inc.	511
5	Welltower, Inc.	313
11	Weyerhaeuser Co.	401
		116,193
	RETAIL - 6.4%
16	Advance Auto Parts, Inc.	2,171
2	AutoZone, Inc. *	1,342
67	Best Buy Co, Inc.	4,997
56	CarMax, Inc. *	4,081
91	Chipotle Mexican Grill, Inc. *	39,255
117	Costco Wholesale Corp.	24,451
325	Darden Restaurants, Inc.	34,794
14	Dollar General Corp.	1,380
5	Dollar Tree, Inc. *	425
448	Foot Locker, Inc.	23,587
7	Gap, Inc.	227
179	Home Depot, Inc.	34,923
599	Kohl’s Corp.	43,667
19	L Brands, Inc.	701
101	Lowe’s Cos., Inc.	9,652
1,145	Macy’s, Inc.	42,857
27	McDonald’s Corp.	4,231
9	Nordstrom, Inc.	466
101	Ross Stores, Inc.	8,560
103	Signet Jewelers Ltd.	5,742
38	Starbucks Corp.	1,856
5	Tapestry, Inc.	233
488	Target Corp.	37,147
368	Tiffany & Co.	48,429
275	TJX Cos., Inc.	26,174
7	Tractor Supply Co.	535
58	Ulta Beauty, Inc. *	13,541
465	Urban Outfitters, Inc. *	20,716
395	Walmart, Inc.	33,832
59	Yum! Brands, Inc.	4,615
		474,587
	SEMICONDUCTORS - 2.8%
2,481	Advanced Micro Devices, Inc. *	37,190
149	Analog Devices, Inc.	14,292
301	Applied Materials, Inc.	13,903
5	Broadcom, Inc.	1,213
541	Intel Corp.	26,893
8	KLA-Tencor Corp.	820
48	Lam Research Corp.	8,297
93	Marvell Technology Group Ltd.	1,994
164	Maxim Integrated Products, Inc.	9,620
34	Microchip Technology, Inc.	3,092
366	Micron Technology, Inc. *	19,193
123	NVIDIA Corp.	29,139
9	Qorvo, Inc. *	722
392	Texas Instruments, Inc.	43,218
13	Xilinx, Inc.	849
		210,435

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 73.5% (Continued)
	SOFTWARE - 4.7%
129	Activision Blizzard, Inc.	$9,845
219	Adobe Systems, Inc. *	53,394
57	Akamai Technologies, Inc. *	4,174
42	CA, Inc.	1,497
31	Cerner Corp. *	1,853
85	Citrix Systems, Inc. *	8,911
141	Electronic Arts, Inc. *	19,884
139	Fidelity National Information Services, Inc.	14,738
59	Fiserv, Inc. *	4,371
286	Intuit, Inc.	58,431
485	Microsoft Corp.	47,826
34	Oracle Corp.	1,498
13	Paychex, Inc.	889
102	Red Hat, Inc. *	13,706
289	salesforce.com, Inc. *	39,420
114	ServiceNow, Inc. *	19,662
80	Splunk, Inc. *	7,929
276	Vmware, Inc. *	40,564
22	Workday, Inc. *	2,665
		351,257
	TELECOMMUNICATIONS - 1.9%
566	AT&T, Inc.	18,174
115	CenturyLink, Inc.	2,144
1,245	Cisco Systems, Inc.	53,572
59	Motorola Solutions, Inc.	6,866
228	Sprint Corp. *	1,240
72	T-Mobile US, Inc. *	4,302
673	Verizon Communications, Inc.	33,859
802	Vodafone Group PLC	19,497
		139,654
	TEXTILES - 0.1%
48	Mohawk Industries, Inc. *	10,285

	TOYS & GAMES - 0.0%
11	Hasbro, Inc.	1,015
6	Mattel, Inc.	99
		1,114
	TRANSPORTATION - 2.0%
17	CH Robinson Worldwide, Inc.	1,422
877	CSX Corp.	55,935
317	Expeditors International of Washington, Inc.	23,173
3	FedEx Corp.	681
29	Kansas City Southern	3,073
263	Norfolk Southern Corp.	39,679
161	Union Pacific Corp.	22,810
5	United Parcel Service, Inc.	531
		147,304

	TOTAL COMMON STOCKS (Cost - $5,579,361)	5,466,961

	EXCHANGE TRADED FUNDS- 1.5%
193	Invesco QQQ Trust Series 1	33,128
211	iShares Russell 2000 ETF	34,555
159	SPDR S&P 500 ETF Trust	43,134
	TOTAL EXCHANGE TRADED FUNDS (Cost - $111,358)	110,817

	SHORT TERM INVESTMENT - 3.9%
290,018	Federated Treasury Obligations, Institutional Class, 1.77% ** (Cost - $290,018)	290,018

	TOTAL INVESTMENTS - 78.9% (Cost - $5,980,737)	$5,867,796
	OTHER ASSETS LESS LIABILITIES - 21.1%	1,569,433
	NET ASSETS - 100.0%	$7,437,229

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing securities.

**	Rate shown represents the rate at June 30, 2018, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

					Unrealized
			Underlying Face		Appreciation /
Long Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1)%
9	3 Month Euro Euribor Future	ADM	2,634,344	March-19	$921
66	90 Day Sterling Future	ADM	10,789,689	March-19	1,990
11	CAC40 10 Euro Future	ADM	683,315	July-18	(11,025)
8	Cotton No.2 Future +	ADM	335,680	December-18	(2,054)
5	Cotton No.2 Future +	ADM	209,150	March-19	(848)
1	Dax Index Future	ADM	359,270	September-18	(15,594)
14	E-Mini Russell 2000 Future	ADM	1,153,250	September-18	(7,122)
11	FTSE 100 Index Future	ADM	1,103,948	September-18	(2,401)
3	Gasoline RBOB Future +	ADM	268,645	September-18	14,362
1	IBEX 35 Index Future	ADM	112,106	July-18	(770)
1	Japanese 10 Year Bond (OSE)	ADM	1,361,802	September-18	2,091
2	Japanese Yen Currency Future	ADM	226,688	September-18	(1,650)
3	LME Aluminum Forward +	ADM	159,499	August-18	(12,332)
3	LME Aluminum Forward +	ADM	159,881	September-18	(3,726)
2	LME Aluminum Forward +	ADM	106,636	September-18	(2,980)
5	Nikkei 225 (SGX)	ADM	501,964	September-18	(4,063)
5	NY Harbor ULSD Future +	ADM	465,402	September-18	6,008
4	S&P/TSX 60 IX Future	ADM	585,838	September-18	2,893
3	SPI 200 Futures	ADM	340,684	September-18	2,569
3	TOPIX Index Future	ADM	468,695	September-18	(5,245)
12	US 10 Year Note (CBT)	ADM	1,442,250	September-18	7,045
5	WTI Crude Future +	ADM	362,300	September-18	24,253
	Net Unrealized Depreciation From Open Long Futures Contracts				$(7,678)

					Unrealized
			Underlying Face		Appreciation /
Short Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.9)%
(76)	90 Day Euro Future	ADM	(18,498,400)	December-18	$(1,159)
(19)	90 Day Euro Future	ADM	(4,618,900)	March-19	(1,309)
(1)	AUD/USD Currency Future	ADM	(73,980)	September-18	(175)
(2)	BP Currency Future	ADM	(165,450)	September-18	1,838
(10)	C$ Currency Future	ADM	(761,600)	September-18	(5,363)
(1)	Copper Future +	ADM	(74,150)	September-18	150
(23)	Corn Future +	ADM	(426,938)	December-18	5,882
(7)	Euro FX Currency Future	ADM	(1,026,944)	September-18	(1,031)
(37)	Euro-Bund Future	ADM	(7,022,057)	September-18	(57,387)
(4)	Gold 100 Oz Future +	ADM	(501,800)	August-18	4,020
(1)	Lean Hogs Future +	ADM	(30,580)	August-18	916
(9)	Live Cattle Future +	ADM	(384,210)	August-18	(15,422)
(18)	Mexican Peso Future	ADM	(447,390)	September-18	(3,042)
(8)	Natural Gas Future +	ADM	(233,920)	August-18	2,496
(2)	Platinum Future +	ADM	(85,770)	October-18	639
(2)	Soybean Future +	ADM	(88,000)	November-18	938
(2)	Sugar #11 (WORLD) Future +	ADM	(27,440)	October-18	918
(4)	Wheat Future (CBT) +	ADM	(100,250)	September-18	1,282
	Net Unrealized Depreciation From Open Long Futures Contracts				$(65,809)
	Total Unrealized Depreciation from Open Futures Contracts				$(73,487)

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2018

	Rational	Rational Risk	Rational	Rational	Rational
	Dividend Capture	Managed Emerging	Hedged Return	Dynamic Brands	Strategic Allocation
	Fund	Markets Fund	Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$27,398,719	$7,995,991	$1,032,694	$19,652,348	$—
Investments in Affiliated securities, at cost	—	—	—	—	11,050,309
Total Securities at Cost	27,398,719	7,995,991	1,032,694	19,652,348	11,050,309

Investments in Unaffiliated securities, at value	$27,004,820	$7,333,952	$1,032,694	$20,869,647	$—
Investments in Affiliated securities, at value	—	—	—	—	11,485,942
Total Securities at Value	$27,004,820	$7,333,952	$1,032,694	$20,869,647	$11,485,942
Receivable for securities sold	1,005,865	—	—	—	159,569
Receivable for Fund shares sold	36	88	13	5,464	—
Dividends and interest receivable	87,429	28,637	1,320	1,260	98
Foreign Cash (Cost - $0, $159,008, $0, $0, $0)	—	158,812	—	—	—
Due from Advisor	—	4,371	5,636	2,527	6,358
Deposits with Brokers	62	—	3,816,589	—	—
Tax reclaims receivable	6,851	134,011	—	24,116	—
Prepaid expenses and other assets	33,621	27,729	44,892	30,395	7,608
Total Assets	28,138,684	7,687,600	4,901,144	20,933,409	11,659,575

LIABILITIES:
Options written
(premiums received $0, $0, $15,588, $0, $0)	—	—	12,238	—	—
Management fees payable	2,623	—	—	—	—
Due to custodian	—	95,283	—	—	84,367
Trustee fees payable	1,672	1,852	1,853	1,779	1,875
Payable for securities purchased	820,210	31,787	—	—	—
Payable for Fund shares redeemed	16,431	2,737	556	336	—
Payable to related parties	7,322	2,071	783	3,394	1,907
Shareholder services fees payable	65,604	8,283	16,260	6,960	2,644
Accrued 12b-1 fees	1,748	79	350	5,104	6,224
Accrued expenses and other liabilities	14,645	3,890	6,713	6,607	11,920
Total Liabilities	930,255	145,982	38,753	24,180	108,937

Net Assets	$27,208,429	$7,541,618	$4,862,391	$20,909,229	$11,550,638

NET ASSETS CONSIST OF:
Paid in capital	$31,346,852	$6,188,430	$9,216,473	$18,007,889	$10,927,919
Undistributed net investment income (loss)	1,764,682	2,433	(41,686)	(8,159)	14,341
Accumulated net realized gain (loss) on investments, foreign currency contracts, futures and options written	(5,509,206)	2,034,708	(4,315,746)	1,696,223	172,745
Net unrealized appreciation (depreciation) on investments, foreign currency contracts, futures and options written	(393,899)	(683,953)	3,350	1,213,276	435,633
Net Assets	$27,208,429	$7,541,618	$4,862,391	$20,909,229	$11,550,638

Institutional Shares
Net Assets	$8,706,519	$4,583,092	$4,408,038	$8,080,265	$277,260
Shares of beneficial interest outstanding (a)	1,106,592	691,641	849,316	2,141,556	27,734
Net asset value per share	$7.87	$6.63	$5.19	$3.77	$10.00

Class A shares
Net Assets	$16,402,815	$2,941,561	$453,277	$12,586,508	$11,272,265
Shares of beneficial interest outstanding (a)	2,087,509	447,615	86,580	4,711,788	1,123,831
Net asset value and redemption price per share	$7.86	$6.57	$5.24	$2.67	$10.03
Maximum offering price per share (b)	$8.25	$6.90	$5.50	$2.80	$10.53

Class C shares
Net Assets	$2,099,095	$16,965	$1,076	$242,456	$1,113
Shares of beneficial interest outstanding (a)	267,523	2,619	206	99,594	111
Net asset value, offering price and redemption price per share (c)	$7.85	$6.48	$5.23 (d)	$2.43	$10.00	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2018

	Rational	Rational	Rational	Rational
	Resolve Adaptive	Iron Horse	Income Opportunities	NuWave Enhanced
	Asset Allocation Fund	Fund	Fund	Market Opportunity Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$13,502,069	$12,810,926	$2,613,370	$5,980,737
Investments, at value	$13,502,069	$12,449,328	$2,632,526	$5,867,796
Cash	—	—	—	—
Receivable for securities sold	—	228,359	—	444,572
Receivable for Fund shares sold	11,000	—	—	—
Dividends and interest receivable	16,862	11,898	11,579	5,510
Net unrealized appreciation from open futures contracts	246,419	—	—	81,211
Due from Advisor	29,036	—	5,577	882
Deposits with Brokers	833,892	52,288	—	1,652,776
Prepaid expenses and other assets	18,224	5,224	38,683	24,910
Total Assets	14,657,502	12,747,097	2,688,365	8,077,657

LIABILITIES:
Options written
(premiums received $0, $555,520, $0, $0)	—	594,195	—	—
Management fees payable	35,764	2,860	—	—
Net unrealized depreciation from open futures contracts	321,785	—	—	154,698
Trustee fees payable	1,646	1,788	—	1,208
Payable for securities purchased	—	296,078	—	474,794
Payable for Fund shares redeemed	2,985	—	—	—
Payable to related parties	1,778	6,406	884	1,214
Shareholder services fees payable	5,263	16,591	241	2,436
Accrued 12b-1 fees	1,217	11	3	14
Accrued expenses and other liabilities	7,300	2,098	7,108	6,064
Total Liabilities	377,738	920,027	8,236	640,428

Net Assets	$14,279,764	$11,827,070	$2,680,129	$7,437,229

NET ASSETS CONSIST OF:
Paid in capital	$14,450,014	$12,695,661	$2,658,006	$7,242,410
Undistributed net investment income (loss)	(12,968)	3,743	761	(10,707)
Accumulated net realized gain (loss) on investments, foreign currency contracts, futures and options written	(43,751)	(472,061)	2,206	391,992
Net unrealized appreciation (depreciation) on investments, foreign currency contracts, futures and options written	(113,531)	(400,273)	19,156	(186,466)
Net Assets	$14,279,764	$11,827,070	$2,680,129	$7,437,229

Institutional Shares
Net Assets	$11,890,090	$9,391,831	$2,676,586	$7,401,079
Shares of beneficial interest outstanding (a)	475,955	948,566	265,114	480,391
Net asset value per share	$24.98	$9.90	$10.10	$15.41

Class A shares
Net Assets	$2,045,348	$2,434,288	$2,534	$35,126
Shares of beneficial interest outstanding (a)	82,272	245,923	251	2,281
Net asset value and redemption price per share	$24.86	$9.90	$10.10	$15.40
Maximum offering price per share (b)	$26.38	$10.50	$10.72	$16.34

Class C shares
Net Assets	$344,326	$951	$1,009	$1,024
Shares of beneficial interest outstanding (a)	14,012	97	100	67
Net asset value, offering price and redemption price per share (c)	$24.57	$9.85	$10.09	$15.36 (d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2018

	Rational	Rational Risk	Rational	Rational	Rational
	Dividend Capture	Managed Emerging	Hedged Return	Dynamic Brands	Strategic Allocation
	Fund	Markets Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$909,055	148,287	$—	$114,364	$—
Interest income	10,448	2,682	12,020	6,718	851
Dividend income - affiliated companies (Note 3)	—	—	—	—	139,950
Foreign tax withheld	(5,384)	(72,992)	—	(15,243)	—
Total Investment Income	914,119	77,977	12,020	105,839	140,801

Operating Expenses:
Investment management fees	112,683	47,405	46,775	72,762	6,262
12b-1 Fees - Class A Shares	22,081	5,178	562	15,921	15,306
12b-1 Fees - Class C Shares	12,458	318	5	1,267	5
Shareholder Services Fees - Institutional Shares	495	2,637	245	321	139
Shareholder Services Fees - Class A Shares	883	2,071	247	6,368	6,123
Administration fees	39,028	17,011	9,491	26,615	17,952
Mfund Services Fees	13,147	5,846	4,430	9,367	6,926
Compliance officer fees	4,804	4,192	5,542	5,696	3,255
Registration fees	25,885	17,850	22,032	30,696	4,586
Audit & Tax fees	5,207	10,808	6,447	5,455	5,207
Custody fees	2,562	12,990	2,480	2,480	2,583
Printing expense	9,591	2,480	3,556	7,523	2,976
Trustees’ fees	4,099	3,968	4,099	4,099	3,968
Legal fees	5,768	4,959	8,900	5,143	4,959
Insurance expense	4,512	1,286	744	2,132	1,687
Interest expense	—	—	5	—	—
Miscellaneous expense	496	992	992	680	808
Total Operating Expenses	263,699	139,991	116,552	196,525	82,742
Less: Expenses waived/reimbursed by Advisor	(82,211)	(74,950)	(62,846)	(82,516)	(39,183)
Net Operating Expenses	181,488	65,041	53,706	114,009	43,559

Net Investment Income (Loss)	732,631	12,936	(41,686)	(8,170)	97,242

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(137,574)	1,982,195	6,137	1,013,098	261,832
Affiliated companies	—	—	—	—	628,450
Options written	—	—	245,051	—	—
Foreign currency transactions	—	(14,509)	—	(3,406)	—
Net Realized Gain (Loss)	(137,574)	1,967,686	251,188	1,009,692	890,282

Net change in unrealized appreciation
(depreciation) on:
Investments	(742,167)	(2,738,668)	—	396,542	—
Affiliated companies	—	—	—	—	(913,225)
Options written	—	—	2,738	—	—
Foreign currency translations	—	2,065	—	1,084	—
Net Change in Unrealized Appreciation (Depreciation)	(742,167)	(2,736,603)	2,738	397,626	(913,225)

Net Realized and Unrealized Gain (Loss) on Investments	(879,741)	(768,917)	253,926	1,407,318	(22,943)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(147,110)	$(755,981)	$212,240	$1,399,148	$74,299

See accompanying notes to consolidated financial statements.

Rational Funds
Statements of Operations (Continued)
For the Six Months Ended June 30, 2018

	Rational	Rational	Rational	Rational
	Resolve Adaptive	Iron Horse	Income Opportunities	NuWave Enhanced
	Asset Allocation Fund	Fund	Fund	Market Opportunity Fund
Investment Income:	(Consolidated)			(Consolidated)
Dividends	$11,270	$179,182	$113	$35,200
Interest	54,465	8,993	9,849	2,642
Foreign tax withheld	—	(846)	—	(44)
Total Investment Income	65,735	187,329	9,962	37,798

Operating Expenses:
Investment management fees	67,007	96,293	5,422	42,632
12b-1 Fees - Class A Shares	952	5,635	1	10
12b-1 Fees - Class C Shares	1,832	3	2	4
Shareholder Services Fees - Institutional Shares	3,264	12,932	361	2,432
Shareholder Services Fees - Class A Shares	381	6,325	1	4
Administrative fees	15,195	23,171	2,528	10,217
Mfund Services	5,199	7,840	1,189	3,377
Registration fees	18,667	6,248	1,024	1,823
Printing expenses	5,370	7,761	1,397	3,537
Compliance officer fees	4,911	5,716	2,080	3,718
Legal fees	9,269	5,311	5,326	10,004
Audit & Tax fees	6,447	6,398	3,488	5,206
Trustees’ fees	4,099	4,093	1,890	3,046
Custody fees	2,480	2,700	932	1,658
Insurance Expense	843	—	—	—
Interest expense	50	—	—	—
Miscellaneous expense	992	3,247	373	720
Total Operating Expenses	146,958	193,673	26,014	88,388
Less: Expenses waived/reimbursed by Advisor	(68,255)	(56,514)	(19,569)	(39,883)
Net Operating Expenses	78,703	137,159	6,445	48,505

Net Investment Income (Loss)	(12,968)	50,170	3,517	(10,707)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	270,711	2,206	164,175
Options purchased	—	(160,853)	—	—
Options written	—	(64,079)	—	—
Futures	(195,332)	—	—	226,691
Foreign currency translations	2,426	—	—	1,126
Net realized gain (Loss)	(192,906)	45,779	2,206	391,992

Net change in unrealized appreciation (depreciation) on:
Investments	—	(803,198)	19,156	(112,979)
Options purchased	—	8,265	—	—
Options written	—	186,144	—	—
Futures	(282,408)	—	—	(73,487)
Foreign currency translations	(1,085)	—	—	—
Net change in unrealized Appreciation (Depreciation)	(283,493)	(608,789)	19,156	(186,466)

Net Realized and Unrealized Gain (Loss) on Investments	(476,399)	(563,010)	21,362	205,526

Net Increase in Net Assets Resulting From Operations	$(489,367)	$(512,840)	$24,879	$194,819

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture Fund		Rational Risk Managed Emerging Markets Fund		Rational Hedged Return Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$732,631	$1,893,736	$12,936	$31,830	$(41,686)	$7,018
Net realized gain (loss) on investments, futures foreign currency transactions and options	(137,574)	(1,191,145)	1,967,686	628,865	251,188	(446,752)
Net change in unrealized appreciation (depreciation) on investments, foreign currency and options	(742,167)	(1,767,167)	(2,736,603)	2,076,073	2,738	501,970
Net increase (decrease) in net assets resulting from operations	(147,110)	(1,064,576)	(755,981)	2,736,768	212,240	62,236

Distributions to Shareholders from:
Net investment income
Institutional Class	(183,493)	(989,645)	—	—	—	(288,135)
Class A	(307,200)	(1,285,544)	—	—	—	(23,635)
Class C	(33,821)	(121,375)	—	—	—	(46)
Net realized gains
Institutional Class	—	—	—	(269,542)	—	—
Class A	—	—	—	(227,922)	—	—
Class C	—	—	—	(3,718)	—	—

Total distributions to shareholders	(524,514)	(2,396,564)	—	(501,182)	—	(311,816)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	886,682	7,772,041	886,562	1, 076,031	121,446	3,600,531
Class A	192,931	5,502,989	407,516	1, 595,908	6,806	37,746
Class C	247,153	2,294,150	—	63,487	—	—
Reinvestment of distributions
Institutional Class	80,578	526,395	—	229,011	—	267,858
Class A	269,967	1,093,282	—	209,599	—	22,544
Class C	18,918	79,162	—	617	—	—
Cost of shares redeemed
Institutional Class	(4,240,057)	(42,489,103)	(1,346,686)	(2,236,917)	(1,358,740)	(2,968,575)
Class A	(3,991,488)	(16,438,040)	(1,726,331)	(2,454,431)	(20,392)	(521,604)
Class C	(899,158)	(1,032,458)	(49,062)	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(7,434,474)	(42,691,582)	(1,828,001)	(1,516,695)	(1,250,880)	438,500

Total Increase (Decrease) in Net Assets	(8,106,098)	(46,152,722)	(2,583,982)	718,891	(1,038,640)	188,920

Net Assets:
Beginning of year	35,314,527	81,467,249	10,125,600	9,406,709	5,901,031	5,712,111
End of year	$27,208,429	$35,314,527	$7,541,618	$10,125,600	$4,862,391	$5,901,031
Includes undistributed net investment income (loss) at end of year of:	$1,764,682	$1,556,565	$2,433	$10,503	$(41,686)	$—

Share Activity:
Institutional Class
Shares Sold	112,953	916,685	118,859	152,841	23,813	701,403
Shares Reinvested	10,387	62,732	—	31,940	—	53,814
Shares Redeemed	(536,974)	(4,964,276)	(184,722)	(341,544)	(267,341)	(590,442)
Net increase (decrease) in shares of Beneficial interest	(413,634)	(3,984,859)	(65,863)	(156,763)	(243,528)	164,775

Class A
Shares Sold	24,687	638,578	55,347	227,636	1,324	7,934
Shares Reinvested	34,864	132,459	—	29,438	—	4,491
Shares Redeemed	(510,945)	(1,971,952)	(238,014)	(359,378)	(3,952)	(109,905)
Net increase (decrease) in shares of Beneficial interest	(451,394)	(1,200,915)	(182,667)	(102,304)	(2,628)	(97,480)

Class C
Shares Sold	30,820	272,289	—	9,682	—	—
Shares Reinvested	2,454	9,709	—	88	—	—
Shares Redeemed	(116,253)	(123,559)	(7,323)	—	—	—
Net increase (decrease) in shares of Beneficial interest	(82,979)	158,439	(7,323)	9,770	—	—

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

					Rational Resolve/Adaptive
	Rational Dynamic Brands Fund		Rational Strategic Allocation Fund		Asset Allocation Fund
					(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017 (a)
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(8,170)	$66,461	$97,242	$370,981	$(12,968)	$(302,305)
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	1,009,692	3,948,403	890,282	424,104	(192,906)	314,183
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	397,626	(1,814,832)	(913,225)	756,042	(283,493)	353,378
Net increase (decrease) in net assets resulting from operations	1,399,148	2,200,032	74,299	1, 551,127	(489,367)	365,256

Distributions to Shareholders:
Net investment income
Institutional Class	—	(12,183)	(2,307)	(12,888)	—	—
Class A	—	(23,935)	(80,589)	(558,213)	—	—
Class C	—	—	(5)	(41)	—	—
Net realized gains
Institutional Class	—	(672,729)	—	—	—	(3,940)
Class A	—	(3,271,572)	—	—	—	(88)
Class C	—	(63,118)	—	—	—	(253)

Total distributions to shareholders	—	(4,043,537)	(82,901)	(571,142)	—	(4,281)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	5,345,351	1,582,646	—	—	11,301,581	13,429,916
Class A	119,498	1,077,384	56,900	268,744	2,034,199	190,591
Class C	37,300	26,885	—	—	8,700	366,650
Reinvestment of distributions
Institutional Class	—	449,117	—	—	—	3,584
Class A	—	3,257,155	78,590	537,573	—	88
Class C	—	60,077	—	—	—	249
Cost of shares redeemed
Institutional Class	(909,952)	(1,908,622)	—	—	(4,901,296)	(22,982,145)
Class A	(1,409,656)	(6,131,976)	(1,888,448)	(3,557,145)	(26,707)	(62,720)
Class C	(42,068)	(218,898)	—	—	(31,215)	(28,487)
Net increase (decrease) in net assets from share transactions of beneficial interest	3,140,473	(1,806,232)	(1,752,958)	(2,750,828)	8,385,262	(9,082,274)

Total Increase (Decrease) in Net Assets	4,539,621	(3,649,737)	(1,761,560)	(1,770,843)	7,895,895	(8,721,299)

Net Assets:
Beginning of year/period	16,369,608	20,019,345	13,312,198	15,083,041	6,383,869	15,105,168
End of year/period*	$20,909,229	$16,369,608	$11,550,638	$13,312,198	$14,279,764	$6,383,869
Includes undistributed net investment income (loss) at end of year/period of:	$(8,159)	$11	$14,341	$—	$(12,968)	$—

Share Activity:
Institutional Class
Shares Sold	1,454,992	381,274	—	—	432,368	558,352
Shares Reinvested	—	127,954	—	—	—	144
Shares Redeemed	(251,481)	(483,308)	—	—	(189,377)	(945,508)
Net increase (decrease) in shares of Beneficial interest	1,203,511	25,920	—	—	242,991	(387,012)

Class A
Shares Sold	45,886	370,173	5,612	27,400	78,132	7,741
Shares Reinvested	—	1,308,094	7,891	53,572	—	4
Shares Redeemed	(544,146)	(2,068,271)	(186,278)	(360,962)	(1,027)	(2,618)
Net increase (decrease) in shares of Beneficial interest	(498,260)	(390,004)	(172,775)	(279,990)	77,105	5,127

Class C
Shares Sold	15,522	9,605	—	—	343	15,226
Shares Reinvested	—	26,465	—	—	—	10
Shares Redeemed	(18,093)	(79,109)	—	—	(1,205)	(1,218)
Net increase (decrease) in shares of Beneficial interest	(2,571)	(43,039)	—	—	(862)	14,018

(a)	The Rational Resolve/Adaptive Asset Allocation Fund commenced operations on September 30, 2016.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

				Rational NuWave
			Rational Income	Enhanced Market
	Rational Iron Horse Fund		Opportunities Fund	Opportunity Fund
				(Consolidated)
	Six Months Ended	Period Ended	Period Ended	Period Ended
	June 30, 2018	December 31, 2017 (a)	June 30, 2018 (b)	June 30, 2018
Operations:	(Unaudited)		(Unaudited)	(Unaudited)
Net investment income	$50,170	$56,154	$3,517	$(10,707)
Net realized gain (loss) on investments and options	45,779	819,842	2,206	391,992
Net change in unrealized appreciation (depreciation) on investments and options	(608,789)	126,331	19,156	(186,466)
Net increase (decrease) in net assets resulting from operations	(512,840)	1,002,327	24,879	194,819

Distributions to Shareholders:
Net investment income
Institutional Class	(37,552)	(36,807)	(2,755)	—
Class A	(11,362)	(13,428)	(1)	—
Net realized gains
Institutional Class	(314,956)	—	—	—
Class A	(139,074)	—	—	—
Class C	(31)	—	—	—
From return of capital:				—
Institutional Class		(336,601)	—	—
Class A		(280,475)	—	—
Class C		(32)	—	—

Total distributions to shareholders	(502,976)	(667,343)	(2,756)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	1,082,945	4,935,940	2,652,000	7,206,236
Class A	334,654	8,662,420	2,508	1,000
Class C (a)	—	1,000	1,000	35,174
Reinvestment of distributions
Institutional Class	339,657	344,052	2,497	—
Class A	145,116	294,399	1	—
Cost of shares redeemed				—
Institutional Class	(2,267,363)	(3,111,465)	—	—
Class A	(4,473,384)	(6,107,098)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,838,375)	5,019,248	2,658,006	7,242,410

Total Increase (Decrease) in Net Assets	(5,854,191)	5,354,232	2,680,129	7,437,229

Net Assets:
Beginning of year/period	17,681,261	12,327,029	—	—
End of year/period*	$11,827,070	$17,681,261	$2,680,129	$7,437,229
Includes undistributed net investment income (loss) at end of year/period of:	$3,743	$2,488	$761	$(10,707)

Share Activity:
Institutional Class
Shares Sold	103,244	466,405	264,866	480,391
Shares Reinvested	33,826	32,642	248	—
Shares Redeemed	(220,372)	(295,816)	—	—
Net increase (decrease) in shares of Beneficial interest	(83,302)	203,231	265,114	480,391

Class A
Shares Sold	31,955	832,098	251	2,281
Shares Reinvested	14,388	27,975	—	—
Shares Redeemed	(440,981)	(579,845)	—	—
Net increase (decrease) in shares of Beneficial interest	(394,638)	280,228	251	2,281

Class C (a)
Shares Sold	—	97	100	67
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net increase in shares of Beneficial interest	—	97	100	67

(a)	Class C launched April 7, 2017

(b)	The Rational Income Opportunities launched April 23, 2018.

(c)	The Rational NuWave Enhanced launched February 28, 2018.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$8.02	$8.64	$8.41	$10.01	$10.74	$9.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(A)	0.30	(A)	0.29	(A)	0.36	0.39	0.36
Net realized and unrealized gain (loss) on investments	(0.20)	(0.47)	0.22	(0.67)	0.64	1.60
Total from investment operations	0.00	(0.17)	0.51	(0.31)	1.03	1.96

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.45)	(0.26)	(0.35)	(0.41)	(0.32)
From net realized gains on investments	—	—	(0.02)	(0.94)	(1.35)	(0.39)
Total distributions	(0.15)	(0.45)	(0.28)	(1.29)	(1.76)	(0.71)

Net asset value, end of period	$7.87	$8.02	$8.64	$8.41	$10.01	$10.74

Total return (B)	0.04	% (C)	(1.99)%	6.15%	(3.25)%	9.59%	21.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,706	$12,188	$47,544	$57,752	$132,177	$278,917
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53	% (D)	1.33%	1.42%	1.47%	1.38%	1.33%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.00%	0.89%	0.88%	0.89%
Net investment income	5.05	% (D)	3.53%	3.37%	3.37%	3.22%	3.59%
Portfolio turnover rate	150	% (C)	224%	159%	92%	92%	130%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$8.01	$8.63	$8.40	$10.01	$10.73	$9.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(A)	0.30	(A)	0.27	(A)	0.31	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.20)	(0.49)	0.22	(0.66)	0.67	1.59
Total from investment operations	(0.01)	(0.19)	0.49	(0.35)	1.01	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.43)	(0.24)	(0.32)	(0.38)	(0.30)
From net realized gains on investments	—	—	(0.02)	(0.94)	(1.35)	(0.39)
Total distributions	(0.14)	(0.43)	(0.26)	(1.26)	(1.73)	(0.69)

Net asset value, end of period	$7.86	$8.01	$8.63	$8.40	$10.01	$10.73

Total return (B)	(0.10	)% (C)	(2.24)%	5.89%	(3.60)%	9.45%	20.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,403	$20,327	$32,269	$39,610	$66,445	$71,258
Ratios to average net assets
Expenses, before waiver and reimbursement	1.78	% (D)	1.57%	1.67%	1.72%	1.63%	1.58%
Expenses, net waiver and reimbursement	1.25	% (D)	1.25%	1.25%	1.14%	1.13%	1.14%
Net investment income	4.86	% (D)	3.52%	3.12%	3.14%	3.01%	3.32%
Portfolio turnover rate	150	% (C)	224%	159%	92%	92%	130%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees an reimbursed expenses, total return would have been lower.

(C)	Not Annualized

(D)	Annualized

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014(A)
(Unaudited)
Net asset value, beginning of period	$7.99	$8.61	$8.38	$9.99	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(B)	0.29	(B)	0.22	(B)	0.27	0.32
Net realized and unrealized gain (loss) on investments	(0.20)	(0.52)	0.22	(0.66)	0.70
Total from investment operations	(0.03)	(0.23)	0.44	(0.39)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.39)	(0.19)	(0.28)	(0.35)
From net realized gains on investments	—	—	(0.02)	(0.94)	(1.35)
Total distributions	(0.11)	(0.39)	(0.21)	(1.22)	(1.70)

Net asset value, end of period	$7.85	$7.99	$8.61	$8.38	$9.99

Total return (C)	(0.34	)% (D)	(2.68)%	5.34%	(4.08)%	9.54	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,099	$2,799	$1,654	$2,335	$4,154
Ratios to average net assets
Expenses, before waiver and reimbursement	2.50	% (E)	2.31%	2.17%	2.22%	2.16	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.75%	1.64%	1.63	% (E)
Net investment income	4.36	% (E)	3.50%	2.61%	2.64%	2.69	% (E)
Portfolio turnover rate	150	% (D)	224%	159%	92%	92	% (D)

(A)	The Rational Dividend Capture Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$7.27	$5.72	$6.76	$9.38	$10.74	$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(A)	0.03	(A)	(0.14	) (A)	0.03	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	(0.66)	1.90	(0.10)	(0.15)	0.16	0.58
Total from investment operations	(0.64)	1.93	(0.24)	(0.12)	0.13	0.62

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.33)	—	(0.21)
From net realized gains on investments	—	(0.38)	(0.73)	(2.17)	(1.49)	—
From paid in capital	—	—	(0.07)	—	—	—
Total distributions	—	(0.38)	(0.80)	(2.50)	(1.49)	(0.21)

Net asset value, end of period	$6.63	$7.27	$5.72	$6.76	$9.38	$10.74

Total return (C)	(8.80	)% (D)	33.79%	(3.66)%	(0.60)%	1.31%	6.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,583	$5,506	$5,232	$5,483	$20,578	$27,015
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.84	% (F)	2.98%	3.10%	2.52%	2.22%	2.01%
Expenses, net waiver and reimbursement (E)	1.25	% (F)	1.25%	1.25%	0.90%	1.63%	1.87%
Net investment income (loss) (E,G)	0.47	% (F)	0.48%	(2.07)%	0.32%	(0.29)%	0.40%
Portfolio turnover rate	108	% (D)	99%	361%	86%	88%	156%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$7.22	$5.70	$6.73	$9.35	$10.73	$10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(A,B)	0.01	(A)	(0.14	) (A)	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.65)	1.89	(0.10)	(0.17)	0.13	0.59
Total from investment operations	(0.65)	1.90	(0.24)	(0.15)	0.11	0.60

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.30)	—	(0.19)
From net realized gains on investments	—	(0.38)	(0.73)	(2.17)	(1.49)	—
From paid in capital	—	—	(0.06)	—	—	—
Total distributions	—	(0.38)	(0.79)	(2.47)	(1.49)	(0.19)

Net asset value, end of period	$6.57	$7.22	$5.70	$6.73	$9.35	$10.73

Total return (C)	(9.00	)% (D)	33.38%	(3.77)%	(0.91)%	1.13%	5.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,942	$4,549	$4,174	$4,501	$6,774	$429
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.09	% (F)	3.27%	3.35%	2.77%	2.47%	2.26%
Expenses, net waiver and reimbursement (E)	1.50	% (F)	1.50%	1.50%	1.15%	1.88%	2.12%
Net investment income (loss) (E,G)	0.04	% (F)	0.20%	(2.15)%	0.19%	(0.15)%	0.06%
Portfolio turnover rate	108	% (D)	99%	361%	86%	88%	156%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Amount is less than $0.005.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2018		2017	2016 (A)
	(Unaudited)
Net asset value, beginning of period	$7.14		$5.68	$6.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.05)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.63)		1.89	0.01	(C)
Total from investment operations	(0.66)		1.84	(0.14)

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	—		(0.38)	(0.73)
From paid in capital	—		—	(0.05)
Total distributions	—		(0.38)	(0.78)

Net asset value, end of period	$6.48		$7.14	$5.68

Total return (D)	(9.24	)% (E)	32.43%	(2.36	)% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17		$71	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.74	% (G)	3.92%	4.10	% (G)
Expenses, net waiver and reimbursement (F)	2.25	% (G)	2.25%	2.25	% (G)
Net investment income (loss) (F,H)	(0.94	)% (G)	(0.79)%	(3.72	)% (G)
Portfolio turnover rate	108	% (E)	99%	361	% (E)

(A)	The Rational Risk Managed Emerging Markets Fund Class C Shares commenced operations on May 31, 2016

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Hedged Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2018		2017		2016		2015		2014	2013
	(Unaudited)
Net asset value, beginning of period	$4.99		$5.12		$5.39		$6.73		$8.05	$7.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04	) (A)	0.01	(A)	0.06	(A)	0.19		0.13	0.15
Net realized and unrealized gain (loss) on investments	0.24		0.14		0.37		(1.32)		(1.35)	0.55
Total from investment operations	0.20		0.15		0.43		(1.13)		(1.22)	0.70

LESS DISTRIBUTIONS:
From net investment income	—		(0.28)		(0.70)		(0.26)		(0.10)	(0.07)
Total distributions	—		(0.28)		(0.70)		(0.26)		(0.10)	(0.07)

From capital contributions from Advisor	—		—		—		0.05		—	—

Net asset value, end of period	$5.19		$4.99		$5.12		$5.39		$6.73	$8.05

Total return (B)	4.01	% (F)	2.89	% (D)	7.82	% (D)	(16.05	)% (C)	(15.03)%	9.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,408		$5,451		$4,747		$6,032		$29,453	$89,571
Ratios to average net assets
Expenses, before wavier and reimbursement	4.33	% (E)	4.29%		2.61%		2.49%		1.52%	1.36%
Expenses, net waiver and reimbursement	1.99	% (E)	1.17%		1.00%		1.07%		1.04%	1.34%
Net investment income	(1.54	)% (E)	0.22%		1.07%		2.99%		1.53%	1.93%
Portfolio turnover rate	0	% (F)	199%		246%		13%		31	43

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2018		2017		2016		2015		2014	2013
	(Unaudited)
	$5.04		$5.16		$5.43		$6.73		$8.05	$7.43
Net asset value, beginning of period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05	) (A)	0.01	(A)	0.05	(A)	0.19		0.10	0.13
Net realized and unrealized gain (loss) on investments	0.25		0.14		0.37		(1.30)		(1.33)	0.54
Total from investment operations	0.20		0.15		0.42		(1.11)		(1.23)	0.67

LESS DISTRIBUTIONS:
From net investment income	—		(0.27)		(0.69)		(0.24)		(0.09)	(0.05)
Total distributions	—		(0.27)		(0.69)		(0.24)		(0.09)	(0.05)

From capital contributions from Advisor	—		—		—		0.05		—	—

Net asset value, end of period	$5.24		$5.04		$5.16		$5.43		$6.73	$8.05

Total return (B)	3.96	% (D,F)	2.98	% (D)	7.48	% (D)	(15.75	)% (C)	(15.23)%	9.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$453		$449		$964		$979		$1,656	$2,366
Ratios to average net assets
Expenses, before wavier and reimbursement	4.72	% (E)	4.54%		2.86%		2.74%		1.77%	1.61%
Expenses, net waiver and reimbursement	2.24	% (E)	1.35%		1.25%		1.32%		1.29%	1.59%
Net investment income	(1.79	)% (E)	0.19%		0.92%		3.10%		1.21%	1.68%
Portfolio turnover rate	0	% (F)	199%		246%		13%		31%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes the impact of a contribution from the Advisor. Without such contribution, the returns would have been (16.98)% for Institutional Shares and (16.68)% for Class A Shares.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Annualized.

(F)	Not annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Hedged Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	June 30,		December 31,		December 31,
	2018		2017		2016 (A)
	(Unaudited)
Net asset value, beginning of period	$5.06		$5.16		$5.49

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.07)		(0.03)		0.00	(C)
Net realized and unrealized gain on investments	0.24		0.15		0.35
Total from investment operations	0.17		0.12		0.35

LESS DISTRIBUTIONS:
From net investment income	—		(0.22)		(0.68)
Total distributions	—		(0.22)		(0.68)

Net asset value, end of period	$5.23		$5.06		$5.16

Total return (D)	3.36	% (E)	2.42	% (F)	6.13	% (E, F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1		$1
Ratios to average net assets
Expenses, before waiver and reimbursement	5.37	% (G)	5.29%		3.61	% (G)
Expenses, net waiver and reimbursement	2.99	% (G)	2.17%		2.00	% (G)
Net investment Income	(2.55	)% (G)	(0.53)%		(0.14	)% (G)
Portfolio turnover rate	0	% (E)	199%		246	% (E)

(A)	The Rational Hedged Return Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$3.49	$3.78	$4.69	$20.75	$28.75	$23.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(A,B)	0.02	(A)	0.05	(A)	0.09	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	0.28	0.54	0.31	(0.81)	(0.58)	6.60
Total from investment operations	0.28	0.56	0.36	(0.72)	(0.49)	6.59

LESS DISTRIBUTIONS:
From net investment income	—	(0.02)	(0.06)	(0.08)	(0.02)	(0.01)
From net realized gains on investments	—	(0.83)	(1.21)	(15.26)	(7.49)	(1.27)
Total distributions	—	(0.85)	(1.27)	(15.34)	(7.51)	(1.28)

Net asset value, end of period	$3.77	$3.49	$3.78	$4.69	$20.75	$28.75

Total return (D)	8.02	% (E)	14.66%	7.21%	(7.82)%	(1.41)%	28.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,080	$3,269	$3,445	$13,456	$152,846	$339,983
Ratios to average net assets
Expenses, before waiver and reimbursement	1.79	% (F)	1.69%	1.76%	1.56%	1.37%	1.33%
Expenses, net waiver and reimbursement	1.00	% (F)	1.00%	1.00%	1.06%	1.03%	1.30%
Net investment income	0.07	% (F)	0.60%	1.17%	0.46%	0.23%	0.05%
Portfolio turnover rate	188	% (E)	305%	178%	35%	12%	22%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$2.47	$2.89	$3.86	$19.89	$27.92	$22.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.00	) (A,C)	0.01	(A)	0.03	(A)	0.07	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	0.20	0.41	0.26	(0.77)	(0.55)	6.42
Total from investment operations	0.20	0.42	0.29	(0.70)	(0.54)	6.35

LESS DISTRIBUTIONS:
From net investment income	—	(0.01)	(0.05)	(0.07)	—	—
From net realized gains on investments	—	(0.83)	(1.21)	(15.26)	(7.49)	(1.27)
Total distributions	—	(0.84)	(1.26)	(15.33)	(7.49)	(1.27)

Net asset value, end of period	$2.67	$2.47	$2.89	$3.86	$19.89	$27.92

Total return (D)	8.10	% (E)	14.30%	6.91%	(8.21)%	(1.62)%	28.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,587	$12,870	$16,180	$20,944	$44,589	$74,132
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13	% (F)	1.94%	2.01%	1.81%	1.62%	1.58%
Expenses, net waiver and reimbursement	1.25	% (F)	1.25%	1.25%	1.31%	1.28%	1.55%
Net investment income	(0.15	)% (F)	0.35%	0.86%	0.52%	0.01%	(0.27)%
Portfolio turnover rate	188	% (E)	305%	178%	35%	12%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Amount is less than $0.005.

(C)	Amount is less than $(0.005).

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014 (A)
(Unaudited)
Net asset value, beginning of period
$2.26	$2.71	$3.69	$19.75	$27.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	) (B)	(0.00	) (B,C)	0.01	(B)	0.00	(D)	(0.07)
Net realized and unrealized gain (loss) on investments	0.18	0.38	0.24	(0.76)	(0.29)
Total from investment operations	0.17	0.38	0.25	(0.76)	(0.36)

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.02)	(0.04)	—
From net realized gains on investments	—	(0.83)	(1.21)	(15.26)	(7.49)
Total distributions	—	(0.83)	(1.23)	(15.30)	(7.49)

Net asset value, end of period	$2.43	$2.26	$2.71	$3.69	$19.75

Total return (E)	7.52	% (F)	14.03%	6.19%	(8.56)%	(1.00	)% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$242	$231	$394	$766	$1,545
Ratios to average net assets
Expenses, before waiver and reimbursement	2.77	% (G)	2.65%	2.51%	2.31%	2.15	% (G)
Expenses, net waiver and reimbursement	1.75	% (G)	1.75%	1.75%	1.81%	1.79	% (G)
Net investment income (loss)	(0.65	)% (G)	(0.14)%	0.28%	0.04%	(0.54	)% (G)
Portfolio turnover rate	188	% (F)	305%	178%	35%	12	% (F)

(A)	The Rational Dynamic Brands Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $(0.005).

(D)	Amount is less than $0.005.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(F)	Not annualized.

(G)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the
Six Months Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,
2018	2017	2016 (A)
(Unaudited)
Net asset value, beginning of period	$10.02	$9.37	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09	0.33	0.43
Net realized and unrealized gain (loss) on investments	(0.03)	0.78	0.09	(C)
Total from investment operations	0.06	1.11	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.46)	(0.17)
From net realized gains on investments	—	—	(0.97)
Total distributions	(0.08)	(0.46)	(1.14)

Net asset value, end of period	$10.00	$10.02	$9.37

Total return (D)	0.64	% (E)	11.95%	5.11	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$277	$278	$260
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.08	% (G)	0.85%	1.36	% (G)
Expenses, net waiver and reimbursement (F)	0.45	% (G)	0.45%	0.45	% (G)
Net investment income (F,H)	1.83	% (G)	3.35%	6.98	% (G)
Portfolio turnover rate	33	% (E)	17%	27	% (E)

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2018	2017	2016	2015	2014	2013
(Unaudited)
Net asset value, beginning of period	$10.05	$9.40	$9.78	$11.36	$11.77	$10.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(B)	0.26	(B)	0.18	(B)	0.14	0.17	0.09
Net realized and unrealized gain (loss) on investments	(0.03)	0.83	0.62	(0.34)	0.07	1.34
Total from investment operations	0.05	1.09	0.80	(0.20)	0.24	1.43

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.44)	(0.21)	(0.12)	(0.24)	(0.24)
From net realized gains on investments	—	—	(0.97)	(1.26)	(0.41)	(0.41)
Total distributions	(0.07)	(0.44)	(1.18)	(1.38)	(0.65)	(0.65)

Net asset value, end of period	$10.03	$10.05	$9.40	$9.78	$11.36	$11.77

Total return (D)	0.50	% (E)	11.61%	8.16%	(1.87)%	2.05%	13.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,273	$13,033	$14,822	$17,061	$21,008	$21,065
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.30	% (G)	1.14%	1.30%	1.04%	0.96%	0.93%
Expenses, net waiver and reimbursement (F)	0.70	% (G)	0.70%	0.70%	0.70%	0.73%	0.74%
Net Investment income (F,H)	1.55	% (G)	2.60%	1.82%	1.10%	1.38%	0.72%
Portfolio turnover rate	33	% (E)	17%	27%	44%	52%	44%

(A)	The Rational Strategic Allocation Fund Institutional Class shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2018		2017	2016 (A)
	(Unaudited)
Net asset value, beginning of period	$10.03		$9.39	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.23	0.24
Net realized and unrealized gain on investments	(0.03)		0.78	0.22	(C)
Total from investment operations	0.01		1.01	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.37)	(0.09)
From net realized gains on investments	—		—	(0.97)
Total distributions	(0.04)		(0.37)	(1.06)

Net asset value, end of period	$10.00		$10.03	$9.39

Total return (D)	0.13	% (E)	10.80%	4.56	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	1.95	% (G)	1.82%	1.89	% (G)
Expenses, net waiver and reimbursement (F)	1.45	% (G)	1.45%	1.45	% (G)
Net investment income (F,H)	0.82	% (G)	2.31%	3.92	% (G)
Portfolio turnover rate	33	% (E)	17%	27	% (E)

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/Resolve Adaptive Allocation Fund (Formerly, Rational Dynamic Momentum Fund)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Institutional Class
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2018		2017	2016 (A)
	(Unaudited)
Net asset value, beginning of period	$25.25		$24.33	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.04)		(0.32)	(0.12)
Net realized and unrealized (loss) on investments	(0.23)		1.26	(0.55)
Total from investment operations	(0.27)		0.94	(0.67)

LESS DISTRIBUTIONS:
From net realized loss on investments	—		(0.02)	—
Total distributions	—		(0.02)	—

Net asset value, end of period	$24.98		$25.25	$24.33

Total return (C)	(1.07	)% (D)	3.85%	(2.68	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,889		$5,883	$15,083
Ratios to average net assets
Expenses, before waiver and reimbursement	3.74	% (E)	2.49%	3.27	% (E)
Expenses, net waiver and reimbursement	1.97	% (E)	1.97%	1.99	% (E)
Net investment (loss)	(0.34	)% (E)	(1.33)%	(1.74	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

	Class A
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2018		2017	2016 (A)
	(Unaudited)
Net asset value, beginning of period	$25.16		$24.30	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.08)		(0.21)	(0.13)
Net realized and unrealized (loss) on investments	(0.22)		1.09	(0.57)
Total from investment operations	(0.30)		0.88	(0.70)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.02)	—
Total distributions	—		(0.02)	—

Net asset value, end of period	$24.86		$25.16	$24.30

Total return (C)	(1.15	)% (D)	3.57%	(2.80	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,046		$130	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	3.61	% (E)	2.90%	3.52	% (E)
Expenses, net waiver and reimbursement	2.22	% (E)	2.22%	2.24	% (E)
Net investment (loss)	(0.63	)% (E)	(0.88)%	(2.09	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Rational Resolve/Adaptive Asset Allocation Fund Institutional Class and Class A shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/Resolve Adaptive Allocation Fund (Formerly, Rational Dynamic Momentum Fund) (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2018		2017	2016 (A)
	(Unaudited)
Net asset value, beginning of period	$24.96		$24.29	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.17)		(0.54)	(0.17)
Net realized and unrealized (loss) on investments	(0.22)		1.23	(0.54)
Total from investment operations	(0.39)		0.69	(0.71)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.02)	—
Total distributions	—		(0.02)	—

Net asset value, end of period	$24.57		$24.96	$24.29

Total return (C)	(1.52	)% (D)	2.83%	(2.84	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$344		$371	$21
Ratios to average net assets
Expenses, before waiver and reimbursement	5.60	% (E)	3.60%	4.27	% (E)
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.99	% (E)
Net investment (loss)	(1.32	)% (E)	(2.26)%	(2.69	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Rational Resolve/Adaptive Asset Allocation Fund Class C shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
	For the		For the		For the	For the	For the	For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,	March 31,
	2018		2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$10.58		$10.37		$9.98	$10.19	$11.35	$10.58	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.04		0.05	0.06	0.09	0.10	0.14
Net realized and unrealized gain (loss) on investments	(0.36)		0.54		0.51	0.05	0.44	0.94	0.67
Total from investment operations	(0.32)		0.58		0.56	0.11	0.53	1.04	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.04)		(0.02)	(0.05)	(0.08)	(0.11)	(0.15)
From net realized gains on investments	(0.32)		—		(0.03)	(0.27)	(1.61)	(0.16)	(0.29)
From Return of capital	—		(0.33)		(0.12)	—	—	—	—
Total distributions	(0.36)		(0.37)		(0.17)	(0.32)	(1.69)	(0.27)	(0.44)

Net asset value, end of period	$9.90		$10.58		$10.37	$9.98	$10.19	$11.35	$10.58

Total return (B)	(3.05	)% (C)	5.69%		5.70%	1.24%	4.78%	9.91%	8.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,392		$10,913		$8,595	$9,417	$28,191	$19,062	$10,825
Ratios to average net assets
Expenses, before waiver and reimbursement	2.46	% (E)	2.30%		3.15%	1.50%	1.32%	1.60%	2.26%
Expenses, net waiver and reimbursement	1.70	% (E)	1.70%		1.70%	1.56%	1.60%	1.60%	1.70%
Net investment income	0.79	% (E)	0.54%		0.51%	0.63%	0.73%	0.93%	1.37%
Portfolio turnover rate	93	% (C)	252%		323%	279%	265%	114%	77%

	Class A
	For the		For the		For the	For the	For the	For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,	March 31,
	2018		2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$10.56		$10.36		$9.98	$10.21	$11.37	$10.60	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.02		0.02	0.02	0.06	0.08	0.11
Net realized and unrealized gain (loss) on investments	(0.34)		0.53		0.52	0.06	0.45	0.93	0.67
Total from investment operations	(0.32)		0.55		0.54	0.08	0.51	1.01	0.78

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.02)		(0.01)	(0.04)	(0.06)	(0.08)	(0.11)
From net realized gains on investments	(0.32)		—		(0.03)	(0.27)	(1.61)	(0.16)	(0.29)
From Return of capital	—		(0.33)		(0.12)	—	—	—	—
Total distributions	(0.34)		(0.35)		(0.16)	(0.31)	(1.67)	(0.24)	(0.40)

Net asset value, end of period	$9.90		$10.56		$10.36	$9.98	$10.21	$11.37	$10.60

Total return (B)	(3.12	)% (C,D)	5.37	% (D)	5.42%	0.90%	4.51%	9.63%	7.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,434		$6,767		$3,732	$8,098	$12,223	$11,842	$10,044
Ratios to average net assets
Expenses, before waiver and reimbursement	2.64	% (E)	2.41%		3.26%	1.86%	1.57%	1.85%	2.51%
Expenses, net waiver and reimbursement	1.95	% (E)	1.95%		1.95%	1.95%	1.85%	1.85%	1.95%
Net investment income	0.37	% (E)	0.25%		0.22%	0.22%	0.49%	0.68%	1.11%
Portfolio turnover rate	93	% (C)	252%		323%	279%	265%	114%	77%

(A)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class C
	For the		For the
	Six Months Ended		Period Ended
	June 30,		December 31,
	2018		2017(A)
	(unaudited)
Net asset value, beginning of period	$10.54		$10.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		(0.03)
Net realized and unrealized (loss) on investments	(0.36)		0.53
Total from investment operations	(0.35)		0.50

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—
From net realized gains on investments	(0.32)
From Return of capital	—		(0.33)
Total distributions	(0.34)		(0.33)

Net asset value, end of period	$9.85		$10.54

Total return (C)	(3.37	)% (D)	4.89	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1
Ratios to average net assets
Expenses, before waiver and reimbursement	2.92	% (E)	3.04	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.70	% (E)
Net investment (loss)	0.14	% (E)	(0.44	)% (E)
Portfolio turnover rate	93	% (D)	252	% (D)

(A)	The Rational Iron Horse Fund Class C shares commenced operations on April 7, 2017.

(B)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Income Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the Period Ended June 30, 2018 (A)
	Institutional
	Class	Class A		Class C
	(Unaudited)	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00	$10.00		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02	0.01		(0.00	) (C)
Net realized and unrealized gain on investments	0.09	0.09		0.09
Total from investment operations	0.11	0.10		0.09

LESS DISTRIBUTIONS:
From net investment loss	(0.01)	(0.00	) (C)	—
Total distributions	(0.01)	(0.00)		—

Net asset value, end of period	$10.10	$10.10		$10.09

Total return (D,E)	1.10%	1.05%		0.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,677	$2		$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	7.06%	12.18%		13.50%
Expenses, net waiver and reimbursement (F)	1.75%	2.00%		2.75%
Net investment income (F)	0.96%	0.60%		(0.22)%
Portfolio turnover rate (E)	23%	23%		23%

(A)	The Rational Income Opportunities Fund Institutional Class, Class A and Class C Shares commenced operations April 23, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $(0.005). Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends

(D)	and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/NuWave Enhanced Market Opportunity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	For the Period Ended June 30, 2018 (A)
	Institutional
	Class	Class A	Class C
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$15.00	$15.00	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain on investments	0.43	0.43	0.43
Total from investment operations	0.41	0.40	0.36

Net asset value, end of period	$15.41	$15.40	$15.36

Total return (C,D)	2.73%	2.67%	2.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,401	$35	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.60%	4.10%	4.63%
Expenses, net waiver and reimbursement (E)	1.99%	2.24%	2.99%
Net investment income (E)	(0.44)%	(0.59)%	(1.45)%
Portfolio turnover rate (D)	622%	622%	622%

(A)	The Rational NuWave Enhanced Market Opportunity Fund Institutional Class, Class A and Class C commenced operations February 28, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2018	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2018, the Trust operated 13 separate series, or mutual funds, each with its own investment objective and strategy. The Trust was renamed effective February 22, 2016; it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Dividend Capture Fund (“Dividend Capture”)	PVG Asset Management Corporation	Total return on investment, with dividend income an important component of that return.
Rational Risk Managed Emerging Markets Fund (“Emerging Markets”)	Barrow, Hanley, Mewhinney & Strauss, LLC	Total return.
Rational Hedged Return Fund (“Hedged Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and Income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/Resolve Adaptive Asset Allocation Fund (“Resolve Adaptive”) (Formerly, Rational Dynamic Momentum Fund)	ReSolve Asset Management, Inc.	Capital appreciation uncorrelated to global equity markets.
Rational Iron Horse Fund (“Iron Horse”)	Van Hulzen Asset Management, LLC	Total return with less volatility than equity markets in general.
Rational Income Opportunities Fund (“Income Opportunities”)	Cicero Capital Partners, LLC	Current income.
Rational/NuWave Enhanced Market Opportunity Fund (“NuWave Enhanced”)	NuWave Investment Management, LLC	Long-term capital appreciation.

The Funds are registered as diversified, except Resolve Adaptive, Income Opportunities and NuWave Enhanced, which are non-diversified.

Currently, all Funds offer Class A, Class C and Institutional Class shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Resolve Adaptive, Iron Horse, Income Opportunities and NuWave Enhanced and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

At the close of business of April 7, 2017, pursuant to a Plan of Reorganization, the Predecessor Iron Horse Fund transferred all of its assets and liabilities into the Rational Iron Horse Fund. The Predecessor Iron Horse Fund transferred its net assets of $3,738,544 and $8,903,888 to the Rational Iron Horse Fund for Class A and Institutional Class respectively. The Rational Iron Horse Fund received 361,235 and 859,011 shares from the Predecessor Iron Horse Fund Class A and Institutional Class respectively.

NuWave Enhanced Market Opportunity Fund was organized originally as a limited liability partnership (“NuWave Equity Enhanced Fund LP.”) in March 2013. Effective as of the close of business on February 28, 2018, all of the assets, subject to liabilities of NuWave Equity Enhanced Fund LP., were transferred to Nuwave Enhanced in exchange for Class I Shares of the NuWave Enhanced. The net assets value of the NuWave Enhanced shares on the close of business February 28, 2018, after the reorganization, was $15.00 for Class I shares and received in-kind capital contributions of cash valued at $6,946,234 in exchange for 463,082 Class I shares. Class A shares and Class C shares commenced operations on February 28, 2018.

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(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management

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June 30, 2018	SEMI-ANNUAL REPORT

changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Strategic Allocation Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

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June 30, 2018	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018, for each Fund’s assets and liabilities measured at fair value:

Dividend Capture

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,372,794	$—	$—	$23,372,794
Exchange Traded Funds	1,796,541	—	—	1,796,541
Preferred Stocks	1,540,083	—	—	1,540,083
Short-Term Investments	295,402	—	—	295,402
Total Assets	$27,004,820	$—	$—	$27,004,820

Emerging Markets

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,333,952	$—	$—	$7,333,952
Total Assets	$7,333,952	$—	$—	$7,333,952

Hedged Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,032,694	—	—	$1,032,694
Total Assets	$1,032,694	$—	$—	$1,032,694
Liabilities*
Derivatives
Written Options	$12,238	$—	$—	$12,238
Total Liabilities	$12,238	$—	$—	$12,238

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,580,055	$—	$—	$19,580,055
Short-Term Investments	1,289,592	—	—	1,289,592
Total Assets	$20,869,647	$—	$—	$20,869,647

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,434,206	$—	$—	$8,434,206
Exchange Traded Funds	3,051,736	—	—	3,051,736
Total Assets	$11,485,942	$—	$—	$11,485,942

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Resolve Adaptive

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$13,502,069	$—	$—	$13,502,069
Derivatives
Futures Contracts	$246,419	$—	$—	$246,419
Total Assets	$13,748,488	$—	$—	$13,748,488
Liabilities*
Derivatives
Futures Contracts	$321,785	$—	$—	$321,785
Total Liabilities	$321,785	$—	$—	$321,785

Iron Horse

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,099,548	$—	$—	$11,099,548
Exchange Traded Fund	$121,650
Exchanged Traded Note	114,314	—	—	114,314
Put Options Purchased	433,500	—	—	433,500
Short-Term Investments	680,316	—	—	680,316
Total Assets	$12,449,328	$—	$—	$12,449,328
Liabilities*
Derivatives
Call Options Written	$594,195	$—	$—	$594,195
Total Liabilities	$594,195	$—	$—	$594,195

Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$2,039,210	$—	$—	$2,039,210
Exchange Traded Funds	17,975	—	—	17,975
REIT	18,235			18,235
Short-Term Investments	557,106			557,106
Total Assets	$2,632,526	$—	$—	$2,632,526

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NuWave Enhanced

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,466,961	$—	$—	$5,466,961
Exchange Traded Funds	110,817	—	—	110,817
Short-Term Investments	290,018	—	—	290,018
Derivatives
Futures Contracts	81,211	—	—	81,211
Total Assets	$5,949,007	$—	$—	$5,949,007
Liabilities*
Derivatives
Futures Contracts	$154,698	$—	$—	$154,698
Total Liabilities	$154,698	$—	$—	$154,698

*	Refer to the Portfolios of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the period ended June 30, 2018. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

There were no level 3 securities held during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2018	June 30, 2018
RDMF Fund, Ltd.	8/5/2016	$ 872,252	6.1%
RNW Fund, Ltd.	3/2/2018	$ 587,223	7.9%

For tax purposes, each CFC is an exempted Cayman investment company. Each CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, RDMF’s and RNW’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Resolve Adaptive and NuWave Enhanced investment company taxable income, respectively.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

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June 30, 2018	SEMI-ANNUAL REPORT

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts – Certain Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Options Contracts – Iron Horse does and certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

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June 30, 2018	SEMI-ANNUAL REPORT

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2018, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Return
	Written Options	Equity	Options Written	$(12,238)

Resolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$22,688
			Futures unrealized depreciation	(302,160)
		Commodity	Futures unrealized appreciation	180,540
			Futures unrealized depreciation	(6,200)
		Currency	Futures unrealized appreciation	4,785
			Futures unrealized depreciation	(13,425)
		Interest	Futures unrealized appreciation	38,406
			Totals	$(75,366)
Iron Horse
	Purchased Options	Equity	Investments in Unaffiliated Securities, at Value	$433,500

	Written Options	Equity	Options Written	$(594,195)

NuWave Enhanced
	Futures	Equity	Futures unrealized appreciation	$5,462
			Futures unrealized depreciation	(35,195)
		Commodity	Futures unrealized appreciation	61,864
			Futures unrealized depreciation	(37,362)
		Currency	Futures unrealized appreciation	2,759
			Futures unrealized depreciation	(24,754)
		Interest	Futures unrealized appreciation	11,126
			Futures unrealized depreciation	(57,387)
			Totals	$(73,487)

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2018, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Emerging Markets Fund
		Currency	Net change in unrealized appreciation on forward currency contacts	$2,065

Hedged Return Fund
	Options Written	Equity	Net realized gain from options written	$245,051

	Options Written	Equity	Net change in unrealized appreciation on options written	$2,738

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Resolve Adaptive
	Futures	Equity	Net realized gain/loss from futures	$(43,151)
		Commodity	Net realized gain/loss from futures	97,627
		Currency	Net realized gain/loss from futures	208,014
		Interest	Net realized gain/loss from futures	(460,082)
			Totals	$(197,592)

	Futures	Equity	Net change in unrealized depreciation on futures	$(289,353)
		Commodity	Net change in unrealized appreciation on futures	121,552
		Currency	Net change in unrealized depreciation on futures	(131,884)
		Interest	Net change in unrealized appreciation on futures	17,277
			Totals	$(282,408)
Iron Horse Fund
	Options Purchased	Equity	Net realized loss from options purchased	(160,853)
	Options Written	Equity	Net realized loss from options written	(64,079)
				$(224,932)

	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$8,265
	Options Written	Equity	Net change in unrealized appreciation on options written	186,144
			Totals	$194,409
NuWave Enhanced
	Futures	Equity	Net realized gain/loss from futures	$98,893
		Commodity	Net realized gain/loss from futures	138,082
		Currency	Net realized gain/loss from futures	43,730
		Interest	Net realized gain/loss from futures	(54,014)
			Totals	$226,691

	Futures	Equity	Net change in unrealized depreciation on futures	$(29,733)
		Commodity	Net change in unrealized appreciation on futures	24,502
		Currency	Net change in unrealized depreciation on futures	(21,995)
		Interest	Net change in unrealized depreciation on futures	(46,261)
			Totals	$(73,487)

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June 30, 2018	SEMI-ANNUAL REPORT

The value of derivative instruments outstanding as of June 30, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Resolve Adaptive and NuWave Enhanced) serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities as of June 30, 2018:

				Gross Amounts of Assets Presented
				in the (Consolidated) Statement of
	Recognized in the	Offset in the	Presented in the
	(Consolidated)	(Consolidated)	(Consolidated)
	Statements of	Statements of	Statements of	Financial
	Assets and	Assets and	Assets and	Instruments	Cash Collateral	Net
	Liabilities	Liabilities	Liabilities	Pledged	Pledged/Received	Amount
Hedged Return Fund
Description of Liability:
Written Option	$12,238	$—	$12,238	$12,238	$—	$—
Dynamic Momentum Fund
Description of Asset:
Futures Contracts	$246,419	$—	$246,419	$(321,785)	$(75,366)	$—
Description of Liability:
Futures Contracts	$321,785	$—	$321,785	$321,785	$—	$—
Iron Horse Fund:
Description of Asset:
Purchased Option	$433,500	$—	$433,500	$(433,500)	$—	$—
Description of Liability:
Written Option	$594,195	$—	$594,195	$594,195 (1)	$—	$—
Nuwave Enhanced
Description of Asset:
Futures Contracts	$81,211	$—	$—	$(81,211)	$—	$—
Description of Liability:
Futures Contracts	$154,698	$—	$—	$81,211	$73,487	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually by the Emerging Markets Fund, Hedged Return Fund, Dynamic Brands Fund, Resolve Adaptive Fund, Iron Horse Fund and NuWave Enhanced Fund. Dividends from net

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

investment income are declared and paid quarterly by the Strategic Allocation Fund. Dividends from net investment income are declared and paid monthly by the Dividend Capture Fund and Income Opportunities Fund. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Funds include their allocable share of the MLPs’ taxable income in computing its own taxable income.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Funds’ December 31, 2018 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Dividend Capture	0.75%	0.70%	0.65%
Emerging Markets	1.00%	0.95%	0.90%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Strategic Allocation	0.10%
Resolve Adaptive	1.75%
Hedged Return	1.75%
Iron Horse	1.25%
Income Opportunities	1.50%
NuWave Enhanced	1.75%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Expense Caps
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Dividend Capture	1.00%	1.25%	1.75%	April 30, 2019
Emerging Markets	1.25%	1.50%	2.25%	April 30, 2019
Hedged Return	1.99%	2.24%	2.99%	April 30, 2019
Dynamic Brands	1.00%	1.25%	1.75%	April 30, 2019
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2019
Resolve Adaptive	1.97%	2.22%	2.97%	April 30, 2019
Iron Horse	1.70%	1.95%	2.70%	April 30, 2019
Income Opportunities	1.75%	2.00%	2.75%	April 30, 2019
NuWave Enhanced	1.99%	2.24%	2.99%	April 30, 2019

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2018, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31,
Dividend Capture	$950,747	2018
	358,384	2019
	161,810	2020
	82,211	2021
Emerging Markets	259,857	2018
	184,174	2019
	167,321	2020
	74,950	2021
Hedged Return	209,310	2018
	125,307	2019
	105,599	2020
	62,846	2021
Dynamic Brands	528,144	2018
	180,941	2019
	120,009	2020
	82,516	2021
Strategic Allocation	65,861	2018
	94,726	2019
	62,598	2020
	39,183	2021
Resolve Adaptive	49,241	2019
	117,608	2020
	68,255	2021
Iron Horse	171,089	2019
	75,447	2020
	56,514	2021
Income Opportunities	19,569	2021
NuWave Enhanced	39,883	2021

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the A shares and up to 1.00% for the C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. For the period ended June 30, 2018, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Dividend Capture	$22,081	$12,458
Emerging Markets	5,178	318
Hedged Return	562	5
Dynamic Brands	15,921	1,267
Strategic Allocation	15,306	5
Resolve Adaptive	952	1,832
Iron Horse	5,635	3
Income Opportunities	1	2
NuWave Enhanced	10	4

Shareholder Servicing Fees - The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class and Class A Shares.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Compliance Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund at June 30, 2018 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.” An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacity.

CIM Securities, LLC acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, CIM Securities, LLC received $35,214 in brokerage commissions from the Fund for the six months ended June 30, 2018. Certain Officers and/or employees of the sub-advisor have an affiliation with CIM Securities, LLC.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors or Rational Advisors, Inc. Companies that are affiliates of the Funds’ at June 30, 2018, are noted in the Strategic Allocation Fund’s Portfolios of Investments. A summary of these investments in affiliated funds is set forth below:

	Balance					Dividends	Amount of Gain
	December 31,			Balance June		Credited to	(Loss) Realized on
Fund	2017	Purchases	Sales	30, 2018	Fair Value	Income	Sale of Shares
AlphaCentric Income Opportunities Fund, Inst. Sh.	89,680	1,237	90,917	—	—	15,156	66,745
Catalyst Buyback Strategy Fund, Inst. Sh.	—	22,401	—	22,401	244,507	—	—
Catalyst Dynamic Alpha Fund, Inst. Sh.	47,960	—	47,960	—	—	—	387,926
Catalyst Floating Rate Income Fund, Inst. Sh.	65,744	11,537	77,281	—	—	11,773	19,705
Catalyst Insider Buying Fund, Inst. Sh.	—	12,960	—	12,960	242,529	—	—
Catalyst Insider Income Fund Inst. Sh.	65,370	11,637	—	77,007	722,332	8,486	—
Catalyst IPOx Fund Inst. Sh.	—	16,524	—	16,524	249,663	—	—
Catalyst MLP & Infrastructure Fund, Inst, Sh.	152,852	9,568	13,711	148,709	817,854	51,017	(18,696)
Catalyst/Stone Beach Income Opportunity Fund, Inst. Sh.	162,746	1,886	10,384	154,248	1,473,066	21,321	(2,081)
Ecological Strategy ETF	39,183		4,740	34,443	1,427,907	—	60,517
Rational Dividend Capture Fund, Inst. Sh.	126,703	44.00	126,747.00	—	—	349	150,877.00
Rational Dynamic Brands Fund, Inst. Sh.	299,944	—	—	299,944	1,130,789	—	—
Rational Income Opportunities Fund, Inst. Sh.	—	200,006	—	200,006	2,020,060	2,078	—
Rational Risk Managed Emerging Markets Fund, Inst. Sh.	278,214	—	47,419	230,795	1,530,167	—	(97,060)
Strategy Shares NASDAQ 7 Handl Index ETF	—	43,000	—	43,000	1,023,400	29,770	—
US Market Rotation Strategy ETF	39,569	—	24,500	15,069	600,429	—	60,517

(4) INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend Capture	$43,930,731	$51,319,749
Emerging Markets	9,562,768	11,245,930
Hedged Return	—	22,679
Dynamic Brands	36,464,154	34,590,530
Strategic Allocation	4,151,115	5,698,191
Resolve Adaptive	900,000	406,236
Iron Horse	13,001,633	17,244,181
Income Opportunities	2,272,317	216,617
NuWave Enhanced	39,959,561	34,001,247

(5) FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Funds’ ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

In accordance with its investment objectives and through its exposure to the managed futures programs, Resolve Adaptive may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products. Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, the Iron Horse Fund and Hedged Return Fund may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - The Iron Horse and Hedged Return are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dividend Capture	27,686,693	1,087,284	(1,769,157)	(681,873)
Emerging Markets	8,005,553	304,247	(975,848)	(671,601)
Hedged Return	1,032,694	—	—	—
Dynamic Brands	19,664,279	1,436,273	(230,905)	1,205,368
Strategic Allocation	11,264,868	826,803	(605,729)	221,074
Resolve Adaptive	13,502,069	—	—	—
Iron Horse	12,328,694	375,769	(849,330)	(473,561)
Income Opportunities	2,613,370	19,495	(339)	19,156
NuWave Enhanced	5,980,736	35,746	(148,688)	(112,942)

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years or periods ended December 31, 2017 and December 31, 2016 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2017	Income	Capital Gains	Capital	Total
Dividend Capture	$2,396,564	$—	$—	$2,396,564
Emerging Markets	77,972	423,210	—	501,182
Hedged Return	311,816	—	—	311,816
Dynamic Brands	1,231,156	2,812,381	—	4,043,537
Strategic Allocation	463,261	—	107,881	571,142
Resolve Adaptive	37	4,244	—	4,281

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2016	Income	Capital Gains	Capital	Total
Dividend Capture	$1,554,447	$1,153,334	$—	$2,707,781
Emerging Markets	—	1,119,093	102,601	1,221,694
Hedged Return	694,774	—	—	694,774
Dynamic Brands	981,842	4,834,267	—	5,816,109
Strategic Allocation	320,079	1,399,124	—	1,719,203
Resolve Adaptive	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
3/31/2017	Income	Capital Gains	Capital	Total
Iron Horse	$70,160	$—	$203,098	$273,258

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Capture	$1,456,800	$—	$—	$(5,083,685)	$—	$160,086	$(3,466,799)
Emerging Markets	—	76,584	—	—	—	2,032,585	2,109,169
Hedged Return	—	—	—	(4,566,322)	—	—	(4,566,322)
Dynamic Brands	698,473	—	—	—	—	803,719	1,502,192
Strategic Allocation	—	—	—	(502,978)	—	1,134,299	631,321
Resolve Adaptive	286,133	—	—	—	—	32,984	319,117
Iron Horse	—	—	—	(25,071)	(43,670)	215,966	147,225

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open futures and options contracts, and passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital distributions, and trust preferred securities. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(5,107), $(23,978) and $1,152 for the Dynamic Brands, Emerging Markets and Resolve Adaptive, respectively. In addition, the amount listed under other book/tax differences for the Iron Horse is primarily attributable to the tax deferral of losses on straddles.

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Fund to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized. At December 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized and expired in the current year as follows:

					Capital Loss	Capital Loss
		Non- Expiring	Non-Expiring		Carry Forwards	Carry Forwards
	Expiring 2018	Short-Term	Long-Term	Total	Utilized	Expired
Dividend Capture	$—	$2,120,204	$2,963,481	$5,083,685	$—	$—
Emerging Markets	—	—	—	—	—	—
Hedged Return *	2,136,294	512,306	1,917,722	4,566,322	55,514	12,599,554
Dynamic Brands	—	—	—	—	—	—
Strategic Allocation	—	262,121	240,857	502,978	114,472	—
Iron Horse	—	25,071	—	25,071	752,224	—

*	The Rational Hedged Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry-forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, foreign currency gains (losses), non-deductible expenses, the expiration of capital loss carry forwards, the reclassification of Fund distributions, and adjustments related to real estate investment trusts, partnerships, passive foreign investment companies, C-Corporation return of capital distributions, statutory trusts, trust preferred securities, and adjustments for Resolve Adaptive’s wholly owned subsidiary resulted in reclassification for the following Funds for the year or period ended December 31, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized	Net Unrealized
	Capital	Income (Loss)	Gains (Loss)	Gains (Loss)
Dividend Capture	$—	$(184,024)	$184,024	$—
Emerging Markets	—	1,072	(1,072)	—
Hedged Return	(12,608,941)	243,469	12,365,472	—
Dynamic Brands	—	(41,081)	41,081	—
Strategic Allocation	(107,881)	107,881	—	—
Resolve Adaptive	(137,101)	393,097	(158,924)	(97,072)
Iron Horse	—	(3,911)	3,911	—

(8) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Funds will be directly affected by the performance of the Fidelity Institutional Government Portfolio, Institutional Class. The Fidelity Institutional Government Portfolio normally invests at least 95% of its assets in U.S. Government securities and repurchase agreements for those securities. The financial statements of the Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018, the percentage of the Resolve Adaptive Fund’s net assets invested in the Fidelity Institutional Government Portfolio was 94.6%.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend	Emerging	Hedged	Dynamic	Strategic	Resolve	Iron	Income	NuWave
	Capture	Markets	Return	Brands	Allocation	Adaptive	Horse	Opportunities	Enhanced
NFS LLC (1)	78.18%	61.87%	—	64.07%	95.94%	37.60%	—	75.34%	—
Scott Kimple	—	—	64.81%	—	—	—	—	—	—
Charles Schwab (1)	—	—	—	—	—	—	40.38%	—	—
David Miller	—	—	—	—	—	—	—	—	77.80%

(1)	This owner is comprised of multiple investors and accounts.

(10) NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/18) and held for the entire period through 6/30/18.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

						Hypothetical
			Actual			(5% return before expenses)
	Fund’s	Beginning	Ending			Ending
	Annualized	Account Value	Account Value	Expenses Paid		Account Value	Expenses Paid
	Expense Ratio	01/01/2018	6/30/2018	During Period *		6/30/2018	During Period *
Rational Dividend Capture Fund - Class A	1.25%	$1,000.00	$999.00	$6.20		$1,018.60	$6.26
Rational Dividend Capture Fund - Class C	1.75%	1,000.00	996.60	8.66		1,016.12	8.75
Rational Dividend Capture Fund - Institutional Class	1.00%	1,000.00	1,000.40	4.96		1,019.84	5.01
Rational Risk Managed Emerging Markets Fund - Class A	1.51%	1,000.00	910.00	7.15		1,017.31	7.55
Rational Risk Managed Emerging Markets Fund - Class C	2.26%	1,000.00	907.60	10.69		1,013.59	11.28
Rational Risk Managed Emerging Markets Fund - Institutional Class	1.26%	1,000.00	912.00	5.97		1,018.55	6.31
Rational Hedged Return Fund - Class A	2.24%	1,000.00	1,037.70	11.32		1,013.69	11.18
Rational Hedged Return Fund - Class C	2.99%	1,000.00	1,033.60	15.08		1,009.97	14.90
Rational Hedged Return Fund - Institutional Class	1.99%	1,000.00	1,040.10	10.07		1,014.93	9.94
Rational Dynamic Brands Fund - Class A	1.25%	1,000.00	1,081.00	6.45		1,018.60	6.26
Rational Dynamic Brands Fund - Class C	1.75%	1,000.00	1,075.20	9.00		1,016.12	8.75
Rational Dynamic Brands Fund - Institutional Class	1.00%	1,000.00	1,080.20	5.16		1,019.84	5.01
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,005.00	3.48		1,021.32	3.51
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,001.30	7.20		1,017.60	7.25
Rational Strategic Allocation Fund - Insitutional Class	0.45%	1,000.00	1,006.40	2.24		1,022.56	2.26
Rational/Resolve Adaptive Asset Allocation Fund - Class A **	2.22%	1,000.00	988.50	10.95		1,013.79	11.08
Rational Resolve Adaptive Asset Allocation Fund - Class C **	2.97%	1,000.00	984.80	14.62		1,010.07	14.80
Rational/Resolve Adaptive Asset Allocation Fund - Institutional Class **	1.97%	1,000.00	989.30	9.72		1,015.03	9.84
Rational Iron Horse - Class A	1.95%	1,000.00	968.80	9.52		1,015.12	9.74
Rational Iron Horse - Class C	2.30%	1,000.00	966.30	11.21		1,013.39	11.48
Rational Iron Horse - Institutional Class	1.70%	1,000.00	969.50	8.30		1,016.36	8.50
Rational Income Opportunities Fund - Class A	2.00%	1,000.00	1,010.50	9.97	+	1,014.88	9.99
Rational Income Opportunities Fund - Class C	2.75%	1,000.00	1,009.00	13.70	+	1,011.16	13.71
Rational Income Opportunities Fund - Institutional Class	1.75%	1,000.00	1,011.00	8.73	+	1,016.12	8.75
Rational NuWave Enhanced Market Opportunity Fund - Class A	2.24%	1,000.00	1,026.70	7.59	^	1,013.69	11.18
Rational NuWave Enhanced Market Opportunity Fund - Class C	2.99%	1,000.00	1,024.00	10.11	^	1,009.97	14.90
Rational NuWave Enhanced Market Opportunity Fund - Class Institutional	1.99%	1,000.00	1,076.10	6.90	^	1,014.93	9.94

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

+	Multiplied by 68/365 to reflect inception date of April 23, 2018.

^	Multiplied by 122/365 to reflect inception date of February 28, 2018.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Management Agreement between Rational Advisors, Inc. and Mutual Fund and Variable Insurance Trust with respect to Rational Income Opportunities Fund

In connection with a regular meeting held on February 14 and 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of a management agreement between the Trust and Rational Advisors, Inc. (“Rational” or “Advisor”), with respect to the Rational Income Opportunities Fund (the “New Fund”), then known as the Rational Total Return Income Fund (the “Management Agreement”).

Counsel assisted the Trustees in reviewing Rational’s responses to a series of questions regarding, among other things, the investment performance of accounts managed by Rational for various periods, Rational’s services to the New Fund, comparative fee and expense information, and Rational’s expected profitability from advising the New Fund (the “Rational 15c Response.) The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided in the Rational 15c Response for the Fund with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the Rational 15(c) Response, which provided an overview of the services to be provided by Rational. The Board discussed the firm’s key personnel, operations, and compliance program. The Trustees considered that Rational is responsible for monitoring the sub-advisor’s performance and compliance with legal standards as well as compliance in trading within the Fund’s investment strategy. The Trustees noted Rational’s record serving as Advisor and its ability to choose sub-advisors capable of successfully implementing investment strategies. After further discussion and review of the Rational 15c Response, the Trustees concluded that Rational will provide an acceptable level of services to the New Fund.

Performance. With respect to performance, the Trustees noted that the sub-advisor would be primarily responsible for the day-to-day management of the Fund’s portfolio. The Trustees reviewed the performance of the Rational Strategic Allocation Fund provided in the Rational 15(c) Response and noted that the Fund underperformed its benchmark for each of the periods presented. The Board then discussed the performance of other funds advised by Rational and their experience with the Advisor as an adviser to the other funds in the Trust, and the Trustees concluded that there is a reasonable basis to believe that Rational will achieve positive returns to shareholders of the New Fund based on the qualifications of Rational’s management team and ability to work with sub-advisors.

Fees and Expenses. As to the costs of the services to be provided by Rational, the Board reviewed and discussed the advisory fee and total operating expenses as compared to its peer group and Morningstar category. The Trustees noted that the proposed advisory fee of 1.50%

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

and total expense ratio (for class A shares) for the New Fund are higher than the average for both the Morningstar Multisector Bond Category and the Peer Group. The Board further noted that the proposed advisory fee is higher than the highest fee in the Peer Group and is equal to the highest fee in the Morningstar Category. The Board further noted that the expense ratio is below the highest ratio for both the Peer Group and Morningstar Category. The Board discussed and agreed that the higher advisory fee for the New Fund is primarily due to the experience of Rational in selecting and monitoring sub-advisers and the unique strategy and skills of the proposed sub-adviser along with the amount of active management and research involved in managing the New Fund. The Board concluded that based on Rational’s experience, expertise and services to be provided to the New Fund, the advisory fee is not unreasonable.

The Trustees then discussed the allocation of management fees between Rational and the sub-adviser relative to their respective duties and other factors, and agreed, based on Rational’s belief that the sub-adviser can manage the New Fund with the same capability and meet performance expectations, the allocation of the fee between Rational and the sub-adviser was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Rational and noted Rational anticipates a nominal profit in connection with its relationship with the New Fund. After discussion, the Trustees agreed that excessive profitability for the Advisor was not a concern.

Economies of Scale. As to the extent to which the New Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Rational’s expectations for growth of the New Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Management Agreement is in the best interests of the New Fund and its shareholders.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Management Agreement between Rational Advisers, Inc. (“Rational”) and Mutual Fund & Variable Insurance Trust with respect to the Rational/NuWave Enhanced Market Opportunity Fund (the “Fund” or “New Fund”).

In connection with a regular meeting held on August 25, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a management agreement between Rational and the Trust (the “Management Agreement”),with respect to the Fund.

The Trustees then reviewed Rational’s responses to a series of questions regarding, among other things, the investment performance of accounts managed by Rational for various periods, Rational’s proposed services to the New Fund, comparative fee and expense information, and Rational’s expected profitability from advising the Fund (“Rational 15(c) Response”). The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided in the Rational 15c Response for the Fund with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Trustees considered their experience with Rational as advisor to other funds of the Trust. They noted that Rational would monitor the New Fund’s sub-advisor and review the New Fund’s portfolio on a regular basis, and actively work with the Trust’s CCO to monitor for regulatory compliance. The Trustees acknowledged that Rational has experience overseeing sub-advisors. They considered that Rational will work with the sub-advisor to manage the New Fund’s strategy. After discussion, the Trustees concluded that Rational’s services are anticipated to be in line with the Trustees’ expectations.

Performance. With respect to performance, the Trustees noted that the sub-advisor would be primarily responsible for the day-to-day management of the New Fund’s portfolio. The Board then discussed the performance of other Funds advised by Rational and their experience with the adviser as an adviser to the other Funds in the Trust, and the Trustees concluded that there is a reasonable basis to believe that Rational will achieve positive returns for shareholders of the Fund based on the qualifications of Rational’s management team and ability to oversee and work with sub-advisors.

Fees and Expenses. The Trustees reviewed the New Fund’s proposed annual advisory fee before waivers of 1.75% and compared it to the average advisory fee of the peer group and average advisory fee of the Morningstar Multialternative category. They acknowledged that although the New Fund’s advisory fee is higher than the peer group and Morningstar category averages, it is within the range of fees charged by the funds in both benchmark groups. The Trustees noted that the New Fund’s net expense ratio of 2.24% (Class A shares) is lower than the average expense ratio of the peer group but higher than the average of the funds within the Morningstar category.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

The Trustees discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by Rational and noted that it anticipated realizing a loss in connection with its relationship with the Fund during the initial 12 months of the management agreement and a profit in connection with its relationship with the New Fund in the second 12 months of the management agreement. After discussion, the Trustees agreed that the projected profits would not be excessive.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the New Fund. The Trustees noted that economies of scale were not anticipated to be reached during the initial period of the management agreement, and agreed that the matter of economies of scale would be revisited when the New Fund reaches significant asset levels.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that approval of the management agreement was in the best interests of the future shareholders of the Fund.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Renewal of Sub-Advisory Agreement between Rational Advisers, Inc. (“Rational”) and Barrow Hanley Mewhinney & Strauss, LLC (“Barrow Hanley”) with respect to the Rational Risk Managed Emerging Markets Fund (the “Fund”).

In connection with a regular meeting held on December 15, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a Sub-Advisory Agreement between Rational and Barrow Hanley (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Barrow Hanley.

Nature, Extent & Quality of Services. The Trustees reviewed Form ADV and considered the consistency in sub-advisor personnel and the firm’s extensive portfolio management experience. They noted the sub-advisor reported no material compliance or regulatory matters, and reviewed the SEC deficiency letter which noted certain ADV issues. The Trust’s CCO stated the Compliance Program and all related materials had been reviewed, including policies and procedures and Code of Ethics, and demonstrate a strong compliance program. After discussion, the Trustees concluded that the sub-advisor had excellent quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund by the subadvisor were more than satisfactory.

Performance. The Trustees noted performance of Barrow Hanley Emerging Markets Value Equity Composite for the 1 year, 5 year, and since inception (9-3-2012) periods was generally close to its benchmark, MSCI Emerging Markets Index Mr. Szilagyi noted the performance was based on a “value slanted” strategy. The Trustees acknowledged the returns and concluded that anticipated performance for the Fund was acceptable.

Fees & Expenses. The Trustees noted the sub-advisor would receive a fee of 0.30% on assets of $0 - $50 million, 0.35% flat on fund assets once the Fund reaches $50 million and 0.40% flat on fund assets once the Fund reaches $100 million and beyond. They noted this

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

schedule varied from the standard asset-based fees charged by Barrow Hanley to other clients. The Trustees concluded that the proposed sub-advisory fee was not unreasonable.

Profitability. The Trustees discussed the expected profits to Barrow Hanley noting they will not be excessive when considering the level of assets in the Fund. They noted that, with the subadvisors assets, excessive profitability with regards to the Fund was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor would realize economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed sub-advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Sub-Advisory Agreement with Barrow Hanley was in the best interests of the shareholders of the Fund.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Rational Advisers, Inc. (“Rational”) and ReSolve Asset Management, Inc. (“ReSolve”) with respect to the Rational/ReSolve Adaptive Asset Allocation Fund (the “Fund”).

In connection with a regular meeting held on February 26, 2018, the Board of Trustees of the Trust, including a majority of the Independent Trustees, discussed the approval of the Sub-Advisory Agreement. In considering the proposed Sub-Advisory Agreement, the Board received materials prepared by ReSolve (“ReSolve 15c Response”). The Board Members were assisted by independent legal counsel throughout the review process of ReSolve 15c Response.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement:

Nature, Extent & Quality of Services. The Trustees reviewed Form ADV and considered the longevity of sub-advisor personnel and the firm’s portfolio management experience. The Trust’s Chief Compliance Officer stated ReSolve’s Compliance Program and all related materials had been reviewed, including policies and procedures and Code of Ethics, and together they demonstrated a competent compliance program. After discussion regarding the ReSolve’s quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement, the Trustee’s concluded that the sub-advisor had the potential to provide services to the Fund in line with their expectations.

Performance. The Trustees considered the performance of two composites of similarly managed accounts advised by ReSolve: the ReSolve Adaptive Asset Allocation Growth Composite and the ReSolve Adaptive Asset Allocation 12% Volatility Composite. They noted that each composite’s returns (gross of fees) exceeded the returns of the composite’s respective benchmark for each period presented. The Trustees concluded that ReSolve had the capability to provide positive returns to the Fund’s shareholders.

Fees & Expenses. The Trustees noted the sub-advisor would receive 50% of the net advisory fee (less certain expenses). They noted that ReSolve charges 1.45% fee on similar futures based accounts and that the sub-advisory services fee was lower than those fees. They concluded that the proposed sub-advisory fee and the allocation of fees between the advisor and sub-advisor, was not unreasonable.

Profitability. The Trustees discussed the expected profits for ReSolve for the first and second years based on estimated assets under management of $59 million and $100 million, respectively. They noted ReSolve expected a loss in year one and a profit the second year from

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

its relationship with the Fund. The Trustees then discussed profitability and determined that the profit was not excessive and concluded that excessive profitability for ReSolve with regards to the Fund was not a concern at this time.

Economies of Scale. The Trustees considered whether economies of scale would be achieved with respect to the management of Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement with ReSolve was in the best interests of the shareholders of the Fund.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Sub-Advisory Agreement between Rational Advisers, Inc. (“Rational”) and Cicero Capital Partners, LLC (“Cicero”) with respect to the Rational Income Opportunities Fund (then known as the Rational Total Return Income Fund) (the “Fund”).

In connection with a regular meeting held on February 14 and 17, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a Sub-Advisory Agreement between Rational and Cicero (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Cicero.

Nature, Extent and Quality of Services. The Trustees reviewed Cicero’s 15(c) Response, which provided an overview of the services to be provided by Cicero, as well as information on the firm’s personnel and the compliance and litigation record. They noted that Cicero has extensive experience with CMBS and with the proposed investment strategy. The Trustees next considered that Cicero will be responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. After further discussion, the Trustees concluded that it is reasonable to expect that the sub-advisor will provide a level of service consistent with the Advisor’s and the Board’s expectations.

Performance. The Trustees then considered Cicero’s past performance of the CCP Fund as well as other factors relating to Cicero’s track record. The Board noted that the CCP Fund out-performed its benchmark, the Bloomberg Barclays US Aggregate Bond TR Index, for the one year, five year and since inception periods. After further discussion, the Trustees concluded that there is a reasonable basis to believe that Cicero has the potential to deliver positive returns to future shareholders of the Fund.

Fees and Expenses. As to the costs of the services to be provided by Cicero, the Board discussed the sub-advisory fee payable to Cicero. The Trustees discussed the sub-advisory fee relative to the advisory fee noting that Cicero will be paid a sub-advisory of 50% of the net advisory fee and that Rational, rather than the Fund, would be responsible for the payment of such fee. The Trustees further noted that the management fee currently charged by Cicero for its services to the CCP Fund is 1% plus a 20% incentive fee. The Trustees acknowledged that the

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

proposed sub-advisory fee to be charged for the Fund is significantly lower than the management fee currently received by Cicero. The Trustees were pleased that the Advisor had negotiated a competitive sub-advisory fee for the Fund that would benefit its shareholders. The Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability. As to profitability, the Trustees discussed the total fees expected to be paid to Cicero, and noted that Cicero will receive no other compensation from the Fund or Rational except the sub-advisory fee earned pursuant to the proposed Sub-Advisory Agreement and payable by Rational. As to the profits to be realized by Cicero, the Trustees reviewed a profitability analysis that was provided and noted that Cicero projects a loss from its services to the Fund over the first twelve months of operations. The Trustees concluded that excessive profitability from the sub-advisor’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees discussed and agreed that this was an advisor level issue, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Sub-Advisory Agreement between Rational Advisers, Inc. (“Rational”) and NuWave Investment Management, LLC (“NuWave”) with respect to the Rational/NuWave Enhanced Market Opportunity Fund (the “Fund” or “New Fund”).

In connection with a regular meeting held on August 25, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a Sub-Advisory Agreement between Rational and NuWave (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by NuWave.

The Trustees then reviewed NuWave’s responses to a series of questions regarding, among other things, NuWave’s expected service to the New Fund, comparative fee and expense information and NuWave’s expected profitability from managing the New Fund’s portfolio (“NuWave 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees noted that NuWave would be primarily responsible for the day-to-day management of the New Fund including all investment decisions and trading. They discussed NuWave’s personnel that would be primarily responsible for the management of the Fund, and noted their strong backgrounds and experience. The Trustees agreed that NuWave appeared to have a strong infrastructure in place. The Trustees concluded that NuWave had the potential to provide service to the Fund in line with the Board’s expectations.

Performance. The Trustees considered the performance of the NuWave Equity Enhanced Fund, LP (“Predecessor Fund”), currently managed by NuWave for the 1 year and since inception periods. The Trustees discussed the Predecessor Fund’s under-performance relative to the S&P 500 and noted that the S&P 500 was not the most appropriate benchmark against which to compare the Predecessor Fund’s performance given its strategy. The Trustees then considered the Predecessor Fund’s strong outperformance of the Morningstar Multialternative Category for the one-, three- and five-year periods. The Trustees concluded that NuWave had the capability to provide positive returns to the New Fund’s future shareholders.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018	SEMI-ANNUAL REPORT

Fees and Expenses. The Trustees noted that NuWave will receive 50% of the net advisory fee in connection with its relationship to the New Fund. They reviewed the fees NuWave charges to other clients, noting that those fees (1% management and 20% incentive fee) are greater than the fee it will receive for managing the New Fund’s assets. The Trustees discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees discussed the overall fee structure and concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed NuWave’s profitability analysis as included in Board Materials. They acknowledged that NuWave expects to realize a net loss in connection with its relationship to the New Fund over the first 24 months of the Sub-Advisory Agreement. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the New Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the sub-advisory agreement is in the best interests of the future shareholders of the Fund.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/04/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/04/2018

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	09/04/2018